                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                    Oppenheimer Global Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                         PRINCIPAL
                                                                           AMOUNT                   VALUE
                                                                      ----------------         ----------------
ASSET-BACKED SECURITIES--8.9%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series
2010-1, Cl. A, 2.10%, 1/15/13(1,2,3)                                  $     94,000,000         $     95,342,658
Ally Master Owner Trust 2010-2, Asset-Backed Certificates, Series
2010-2, Cl. A4, 1%, 5/15/15                                                  1,720,000                1,729,632
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile
Receivable Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14                         3,495,000                3,505,706
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile
Receivable Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13                         895,000                  894,382
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 0.827%, 5/25/34(2)                     4,647,879                4,096,938
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 0.447%, 9/25/36(2)                    1,643,043                  611,101
Bank of America Auto Trust 2010-2, Automobile Receivables, Series
2010-2, Cl. A4, 1.94%, 6/15/17                                               1,060,000                1,068,077
Bank of America Credit Card Trust, Credit Card Asset-Backed
Certificates:                                                                2,580,000                2,627,691
Series 2006-A16, Cl. A16, 4.72%, 5/15/13
Series 2010-A1, Cl. A1, 0.65%, 9/15/15(2)                                    2,040,000                2,035,933
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts., Series 2010-A,
Cl. A3, 1.39%, 4/25/14                                                       1,530,000                1,539,846
Capital Auto Receivables Asset Trust 2007-1, Automobile
Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12                  693,000                  719,906
Capital One Auto Finance Trust, Automobile Receivables, Series
2006-C, Cl. A4, 0.38%, 5/15/13(2)                                            2,328,117                2,312,975
CarMax Auto Owner Trust 2010-2, Asset-Backed Certificates, Series
2010-2, Cl. A3, 1.41%, 2/16/15(4)                                            3,300,000                3,299,939
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates,
Series 2003-2, Cl. 2A2, 0.907%, 2/25/33(2)                                      24,676                   23,584
CIT Equipment Collateral, Asset-Backed Certificates, Series
2009-VT1, Cl. A2, 2.20%, 10/15/10(1)                                         1,556,910                1,559,384
Citibank Omni Master Trust, Credit Card Receivables, Series
2009-A12, Cl. A12, 3.35%, 8/15/16(1,3)                                     225,000,000              230,392,440
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.447%,
10/25/36(2)                                                                    564,789                  557,617
CNH Equipment Trust, Asset-Backed Certificates:                              2,205,313                2,226,325
Series 2009-B, Cl. A3, 2.97%, 3/15/13
Series 2010-A, Cl. A2, 0.81%, 3/25/15                                        2,550,000                2,549,550
Countrywide Home Loans, Asset-Backed Certificates:                           1,867,835                1,499,376
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(2)
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(2)                                    875,820                  702,577
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.467%, 6/25/47(2)                    4,184,000                3,526,602
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:             542,565                  206,170
Series 2005-G, Cl. 2A, 0.58%, 12/15/35(2)
Series 2006-H, Cl. 2A1A, 0.50%, 11/15/36(2)                                    197,809                   52,211


                  1 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Discover Card Master Trust, Credit Card Receivables:
Series 2008-A3, Cl. A3, 5.10%, 10/15/13                               $      2,520,000         $      2,604,061
Series 2009-A1, Cl. A1, 1.65%, 12/15/14(2)                                   2,035,000                2,069,179
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11(5,6,7)                                                      15,000,000                      150
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/10(5,7)                                  3,083,887                       --
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25(5,6,7)                                   2,730,094                       --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 0.437%, 7/25/36(2)                   1,700,273                1,638,786
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 0.457%, 7/7/36(2)                      631,823                  574,482
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through
Certificates, Series 2006-FFA, Cl. A3, 0.467%, 9/25/36(2)                    2,284,710                  309,718
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series
2010-A, Cl. A, 1.04%, 3/15/13(1)                                             1,930,000                1,932,161
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                                         911,147                  913,077
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                        2,940,000                2,990,320
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed
Nts., Series 2009-2, Cl. A, 1.90%, 9/15/12(2,3)                            110,000,000              111,057,419
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed
Nts., Series 2010-1, Cl. A, 2%, 12/15/14(2,3)                               69,000,000               69,769,529
Ford Credit Floorplan Master Owner Trust 2010-3, Asset-Backed
Nts., Series 2010-3, Cl. A1, 4.20%, 2/15/17(1,3)                            30,000,000               31,577,199
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                         2,050,000                2,131,697
GE Dealer Floorplan Master Note Trust, Asset-Backed Securities,
Series 2009-2A, Cl. A, 1.898%, 10/20/14(1,2,3)                             100,000,000              100,056,300
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11(5,7)                                  8,132,136                       --
Green Tree Financial Corp., Manufactured Housing Contract Sr.
Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%,
5/15/29                                                                      5,000,000                4,257,561
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31             2,403,751                  554,494
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates,
Series 2005-1, Cl. M6, 5.863%, 6/1/35                                        2,774,000                1,050,293
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates,
Series 2006-5, Cl. A1, 5.50%, 1/25/37                                        1,080,070                  140,511
Honda Auto Receivables 2010-2 Owner Trust, Automobile Receivable
Nts., Series 2010-2, Cl. A3, 1.35%, 5/20/13                                  2,260,000                2,270,027
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.608%,
1/20/35(2)                                                                   1,315,568                1,239,195
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.458%,
3/20/36(2)                                                                   1,019,109                1,009,831


                  2 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14                          $      1,125,000         $      1,131,680
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.088%, 8/15/22(2,6)                                 21,000,000               11,550,000
Series 2007-1A, Cl. C, 3.388%, 8/15/22(2,6)                                 17,780,000                8,534,400
Series 2007-1A, Cl. D, 5.388%, 8/15/22(2,6)                                 17,780,000                7,823,200
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series
2A, Cl. C1, 2.687%, 3/24/14(2,6)                                             4,190,176                   83,804
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 0.447%, 8/25/36(2)                   5,649,356                1,873,550
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts.,
Series 2007-1, Cl. A4, 0.41%, 12/15/13(2)                                    2,023,977                2,014,832
National City Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2005-1, Cl. A, 0.40%, 8/15/12(2)                                      2,100,000                2,099,062
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through
Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29(2,6)                  4,475,119                  212,568
Nissan Auto Lease Trust, Automobile Receivable Nts., Series
2010-A, Cl. A3, 1.39%, 1/15/16                                               2,225,000                2,230,028
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 0.447%, 7/1/36(2)                                    3,594,203                2,361,682
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(2)                       1,209,054                1,053,526
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.447%,
9/25/36(2)                                                                   1,750,469                1,693,739
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
Asset-Backed Securities, Series 2007-BR2, Cl. A2, 0.577%,
2/25/37(2)                                                                   1,605,331                  756,634
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B,
Cl. B, 0.937%, 6/15/39(2)                                                    6,586,000                2,758,852
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/1/18                                            774,702                  781,221
Terwin Mortgage Trust, Home Equity Asset-Backed Securities,
Series 2006-4SL, Cl. A1, 4.50%, 5/1/37                                         503,079                  138,591
Volvo Financial Equipment LLC, Asset-Backed Certificates, Series
2010-1A, Cl. A3, 1.56%, 6/17/13(1)                                           1,130,000                1,132,081
World Financial Network Credit Card Master Note Trust, Credit
Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                       1,530,000                1,580,656
                                                                                               ----------------
Total Asset-Backed Securities (Cost $810,412,585)                                                   751,036,716
                                                                                               ----------------
MORTGAGE-BACKED OBLIGATIONS--22.4%
GOVERNMENT AGENCY--6.9%
FHLMC/FNMA/FHLB/SPONSORED--6.0%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34                                                         6,384,204                6,787,472
5.50%, 9/1/39                                                                7,500,585                8,058,910
6%, 1/15/19-7/15/24                                                          6,685,128                7,327,866
6.50%, 4/15/18-6/15/35                                                       5,367,833                5,916,183
7%, 8/15/21-10/1/31                                                          4,222,110                4,784,177


                  3 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
7.50%, 2/15/32-4/25/36                                                $      5,113,809         $      5,850,491
8.50%, 8/15/31                                                                 289,106                  337,319
10%, 5/15/20                                                                   132,991                  152,427
10.50%, 6/14/20                                                                122,031                  141,645
11.50%, 11/14/16                                                                29,476                   30,197
12%, 7/15/15-6/15/17                                                           167,687                  173,161
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                          4,867,622                5,416,794
Series 151, Cl. F, 9%, 5/15/21                                                  10,152                   11,283
Series 1590, Cl. IA, 1.425%, 10/15/23(2)                                     4,416,845                4,474,910
Series 1674, Cl. Z, 6.75%, 2/15/24                                             226,394                  251,874
Series 2006-11, Cl. PS, 23.294%, 3/25/36(2)                                  2,304,629                3,279,564
Series 2034, Cl. Z, 6.50%, 2/15/28                                              42,097                   46,719
Series 2042, Cl. N, 6.50%, 3/15/28                                              54,000                   56,006
Series 2043, Cl. ZP, 6.50%, 4/15/28                                          3,449,453                3,642,585
Series 2053, Cl. Z, 6.50%, 4/15/28                                              37,973                   41,952
Series 2116, Cl. ZA, 6%, 1/15/29                                             2,877,821                3,164,088
Series 2122, Cl. F, 0.80%, 2/15/29(2)                                          118,578                  118,917
Series 2279, Cl. PK, 6.50%, 1/15/31                                             65,984                   72,324
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            632,179                  696,615
Series 2344, Cl. FP, 1.30%, 8/15/31(2)                                       1,548,194                1,574,377
Series 2368, Cl. PR, 6.50%, 10/15/31                                            99,035                  108,546
Series 2368, Cl. TG, 6%, 10/15/16                                              642,928                  694,559
Series 2401, Cl. FA, 1%, 7/15/29(2)                                            216,554                  218,440
Series 2412, Cl. GF, 1.30%, 2/15/32(2)                                       3,202,810                3,261,443
Series 2427, Cl. ZM, 6.50%, 3/15/32                                          2,958,965                3,261,241
Series 2435, Cl. EQ, 6%, 5/15/31                                                14,084                   14,085
Series 2451, Cl. FD, 1.35%, 3/15/32(2)                                       1,136,250                1,159,147
Series 2453, Cl. BD, 6%, 5/15/17                                               151,715                  164,675
Series 2461, Cl. PZ, 6.50%, 6/15/32                                            424,648                  472,696
Series 2464, Cl. FI, 1.35%, 2/15/32(2)                                       1,185,553                1,203,994
Series 2470, Cl. AF, 1.35%, 3/15/32(2)                                       1,833,236                1,882,693
Series 2470, Cl. LF, 1.35%, 2/15/32(2)                                       1,212,488                1,235,067
Series 2471, Cl. FD, 1.35%, 3/15/32(2)                                       2,031,397                2,068,704
Series 2475, Cl. FB, 1.35%, 2/15/32(2)                                       1,660,579                1,692,740
Series 2500, Cl. FD, 0.85%, 3/15/32(2)                                         423,190                  425,384
Series 2517, Cl. GF, 1.35%, 2/15/32(2)                                       1,002,511                1,021,069
Series 2526, Cl. FE, 0.75%, 6/15/29(2)                                         529,810                  532,103
Series 2551, Cl. FD, 0.75%, 1/15/33(2)                                         373,687                  374,723
Series 2551, Cl. LF, 0.85%, 1/15/33(2)                                         191,052                  191,531
Series 2676, Cl. KY, 5%, 9/15/23                                             2,635,000                2,872,842
Series 2676, Cl. TF, 0.95%, 1/15/32(2)                                       3,170,645                3,173,945
Series 2750, Cl. XG, 5%, 2/1/34                                                740,000                  803,629
Series 2754, Cl. PE, 5%, 2/15/34                                             5,000,000                5,431,768
Series 2857, Cl. MG, 5%, 9/1/34                                              5,300,000                5,757,405
Series 2890, Cl. PE, 5%, 11/1/34                                               750,000                  813,391
Series 2907, Cl. GC, 5%, 6/1/27                                              1,805,548                1,863,027
Series 2929, Cl. PC, 5%, 1/1/28                                              1,547,989                1,591,169
Series 2936, Cl. PE, 5%, 2/1/35                                              2,807,000                3,042,190


                  4 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2947, Cl. HE, 5%, 3/1/35                                       $      4,260,000         $      4,613,073
Series 2952, Cl. GJ, 4.50%, 12/1/28                                          1,822,356                1,861,479
Series 3025, Cl. SJ, 23.468%, 8/15/35(2)                                     2,303,046                3,273,924
Series 3035, Cl. DM, 5.50%, 11/15/25                                             6,669                    6,669
Series 3057, Cl. LG, 5%, 10/15/35                                            5,000,000                5,411,374
Series 3061, Cl. MB, 5.50%, 5/1/30                                           1,575,000                1,647,339
Series 3094, Cl. HS, 23.101%, 6/15/34(2)                                     1,306,416                1,642,150
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Mutliclass Pass-Through Certificates, Series
2915, Cl. GA, 4.50%, 12/1/21                                                 3,070,967                3,168,648
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 10.196%, 4/1/27(8)                                         691,072                  169,729
Series 192, Cl. IO, 10.006%, 2/1/28(8)                                         305,455                   68,059
Series 2035, Cl. PE, 1.828%, 3/15/28(8)                                         78,541                   17,612
Series 2049, Cl. PL, 19.283%, 4/15/28(8)                                       481,117                  107,562
Series 205, Cl. IO, 6.938%, 9/1/29(8)                                        1,572,563                  399,687
Series 206, Cl. IO, 16.043%, 12/1/29(8)                                        498,205                  133,153
Series 207, Cl. IO, 23.378%, 4/1/30(8)                                         562,953                  139,216
Series 2074, Cl. S, 52.193%, 7/17/28(8)                                        400,405                   82,471
Series 2079, Cl. S, 62.214%, 7/17/28(8)                                        653,816                  138,573
Series 214, Cl. IO, 18.591%, 6/1/31(8)                                         539,827                  124,162
Series 2177, Cl. SB, 99.999%, 8/15/29(8)                                       412,369                   84,711
Series 224, Cl. IO, 2.408%, 3/1/33(8)                                        2,819,327                  572,297
Series 243, Cl. 6, 3.015%, 12/15/32(8)                                       1,845,262                  360,900
Series 2526, Cl. SE, 38.099%, 6/15/29(8)                                       957,367                  166,521
Series 2802, Cl. AS, 98.416%, 4/15/33(8)                                     2,254,228                  211,728
Series 2819, Cl. S, 46.397%, 6/15/34(8)                                      8,858,925                1,632,167
Series 2920, Cl. S, 67.832%, 1/15/35(8)                                      5,280,125                  731,584
Series 3000, Cl. SE, 98.018%, 7/15/25(8)                                     6,136,032                  747,010
Series 3004, Cl. SB, 7.442%, 7/15/35(8)                                      9,970,205                1,525,303
Series 3045, Cl. DI, 22.881%, 10/15/35(8)                                   10,549,127                1,370,428
Series 3110, Cl. SL, 21.517%, 2/15/26(8)                                     2,051,444                  215,004
Federal National Mortgage Assn.:
4.50%, 7/1/25(4)                                                            12,297,000               12,975,253
5%, 11/25/21-12/25/21                                                          168,222                  180,116
5%, 7/1/40-8/1/40(4)                                                        17,863,000               18,850,696
5.305%, 10/1/36                                                             17,580,752               18,476,554
5.50%, 1/25/22-8/25/22                                                       1,613,571                1,746,322
5.50%, 7/1/25-8/1/40(4)                                                     65,432,000               70,304,765
6%, 6/25/17-4/1/35                                                          29,050,531               31,873,608
6%, 7/1/25-11/1/34(4)                                                       22,775,823               24,782,531
6.50%, 4/25/18-1/1/34                                                       16,021,694               17,788,223
7%, 11/1/17-9/25/34                                                         16,345,121               18,406,793
7%, 4/1/34(9)                                                                7,395,304                8,385,601
7.50%, 2/25/27-3/25/33                                                       9,525,398               10,852,513
8.50%, 7/1/32                                                                   71,561                   80,975
9.50%, 4/25/20-4/8/21                                                           69,494                   80,283


                  5 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
11%, 11/8/15-2/25/26                                                  $        246,135         $        291,086
13%, 6/25/15                                                                    53,182                   62,901
15%, 5/9/13                                                                     72,029                   80,384
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl.
IO, 43.893%, 12/25/41(8)                                                   108,784,386                1,573,816
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl.
IO, 42.265%, 11/25/40(8)                                                    12,460,564                  238,640
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                              231,679                  261,671
Trust 1997-45, Cl. CD, 8%, 7/18/27                                           1,375,942                1,545,758
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                       1,469,272                1,622,649
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                           64,546                   71,085
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                       2,670,791                2,950,925
Trust 2001-19, Cl. Z, 6%, 5/1/31                                             1,500,493                1,644,072
Trust 2001-44, Cl. QC, 6%, 9/25/16                                             320,332                  347,527
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                         389,284                  429,072
Trust 2001-65, Cl. F, 0.947%, 11/25/31(2)                                    2,450,103                2,457,086
Trust 2001-69, Cl. PF, 1.347%, 12/25/31(2)                                   2,728,230                2,792,005
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                           2,975,812                3,325,705
Trust 2002-12, Cl. PG, 6%, 3/25/17                                           1,798,087                1,956,584
Trust 2002-19, Cl. PE, 6%, 4/25/17                                             976,078                1,058,552
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                        2,875,695                3,187,775
Trust 2002-29, Cl. F, 1.347%, 4/25/32(2)                                     1,361,449                1,392,717
Trust 2002-60, Cl. FH, 1.347%, 8/25/32(2)                                    2,599,641                2,650,216
Trust 2002-64, Cl. FJ, 1.347%, 4/25/32(2)                                      418,452                  428,197
Trust 2002-68, Cl. FH, 0.848%, 10/18/32(2)                                     862,881                  866,404
Trust 2002-81, Cl. FM, 0.847%, 12/25/32(2)                                   1,526,041                1,532,390
Trust 2002-84, Cl. FB, 1.347%, 12/25/32(2)                                     253,475                  259,485
Trust 2002-9, Cl. PC, 6%, 3/25/17                                            2,075,028                2,257,989
Trust 2003-11, Cl. FA, 1.347%, 9/25/32(2)                                      345,896                  354,096
Trust 2003-116, Cl. FA, 0.747%, 11/25/33(2)                                    552,483                  555,115
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                        5,556,000                6,170,990
Trust 2003-3, Cl. FM, 0.847%, 4/25/33(2)                                     1,890,717                1,894,870
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          5,983,000                6,463,592
Trust 2004-9, Cl. AB, 4%, 7/1/17                                             4,034,107                4,158,114
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                          1,458,132                1,626,477
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                      3,910,000                4,293,402
Trust 2005-12, Cl. JC, 5%, 6/1/28                                            3,107,768                3,218,796
Trust 2005-22, Cl. EC, 5%, 10/1/28                                           2,130,226                2,208,196
Trust 2005-25, Cl. PS, 26.632%, 4/25/35(2)                                     854,349                1,152,206
Trust 2005-30, Cl. CU, 5%, 4/1/29                                            1,493,172                1,551,733
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                        2,865,000                3,157,941
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                        5,625,927                5,974,949
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                        3,700,000                3,951,046
Trust 2006-46, Cl. SW, 22.926%, 6/25/36(2)                                   3,386,195                4,629,116
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 45.388%, 11/18/31(8)                                  2,781,047                  460,893


                  6 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2001-63, Cl. SD, 21.361%, 12/18/31(8)                           $         74,409         $         12,451
Trust 2001-68, Cl. SC, 15.991%, 11/25/31(8)                                     51,160                    8,597
Trust 2001-81, Cl. S, 35.039%, 1/25/32(8)                                      700,940                  115,740
Trust 2002-28, Cl. SA, 35.919%, 4/25/32(8)                                     496,594                   74,554
Trust 2002-38, Cl. SO, 51.389%, 4/25/32(8)                                     465,158                   64,328
Trust 2002-39, Cl. SD, 38.365%, 3/18/32(8)                                     723,715                  122,595
Trust 2002-48, Cl. S, 33.624%, 7/25/32(8)                                      791,481                  129,700
Trust 2002-52, Cl. SL, 33.772%, 9/25/32(8)                                     473,414                   77,020
Trust 2002-53, Cl. SK, 36.755%, 4/25/32(8)                                     451,131                   77,382
Trust 2002-56, Cl. SN, 36.113%, 7/25/32(8)                                   1,085,479                  179,318
Trust 2002-65, Cl. SC, 61.884%, 6/25/26(8)                                   1,428,678                  329,602
Trust 2002-77, Cl. IS, 44.502%, 12/18/32(8)                                    792,487                  120,729
Trust 2002-77, Cl. SH, 44.085%, 12/18/32(8)                                    895,661                  152,030
Trust 2002-89, Cl. S, 64.611%, 1/25/33(8)                                    4,911,496                  717,014
Trust 2002-9, Cl. MS, 32.914%, 3/25/32(8)                                      941,285                  160,637
Trust 2003-13, Cl. IO, 10.958%, 3/25/33(8)                                   3,632,052                  637,054
Trust 2003-23, Cl. ES, 71.222%, 10/25/22(8)                                 13,623,226                1,098,209
Trust 2003-26, Cl. DI, 5.04%, 4/25/33(8)                                     1,977,498                  348,488
Trust 2003-26, Cl. IK, 8.154%, 4/25/33(8)                                      346,551                   61,072
Trust 2003-33, Cl. SP, 53.222%, 5/25/33(8)                                   3,187,570                  518,637
Trust 2003-4, Cl. S, 43.329%, 2/25/33(8)                                     1,642,028                  287,046
Trust 2003-46, Cl. IH, 10.927%, 6/1/33(8)                                      619,876                   70,482
Trust 2004-56, Cl. SE, 15.228%, 10/25/33(8)                                  3,082,984                  490,498
Trust 2005-14, Cl. SE, 33.94%, 3/25/35(8)                                    1,403,335                  163,049
Trust 2005-40, Cl. SA, 62.599%, 5/25/35(8)                                   7,993,748                1,136,885
Trust 2005-40, Cl. SB, 77.233%, 5/25/35(8)                                   3,720,018                  577,083
Trust 2005-71, Cl. SA, 68.322%, 8/25/25(8)                                   4,053,780                  532,337
Trust 2005-87, Cl. SE, 23.14%, 10/25/35(8)                                  53,167,854                6,170,502
Trust 2005-87, Cl. SG, 34.787%, 10/25/35(8)                                  1,632,240                  198,213
Trust 2006-42, Cl. LI, 20.274%, 6/25/36(8)                                  14,745,874                1,862,523
Trust 2006-43, Cl. SJ, 99.999%, 6/25/36(8)                                   1,180,432                  137,396
Trust 2006-51, Cl. SA, 19.046%, 6/25/36(8)                                  37,205,731                4,799,480
Trust 2006-60, Cl. DI, 34.058%, 4/25/35(8)                                   2,239,588                  245,180
Trust 2006-90, Cl. SX, 95.851%, 9/25/36(8)                                   7,702,532                1,455,834
Trust 2007-88, Cl. XI, 13.126%, 6/25/37(8)                                  16,866,988                1,998,967
Trust 2009-106, Cl. SA, 19.372%, 1/25/40(8)                                 15,330,750                1,688,727
Trust 221, Cl. 2, 22.47%, 5/1/23(8)                                            683,851                  137,524
Trust 247, Cl. 2, 9.066%, 10/1/23(8)                                           274,578                   60,145
Trust 252, Cl. 2, 13.81%, 11/1/23(8)                                            81,508                   17,204
Trust 254, Cl. 2, 0.896%, 1/1/24(8)                                            231,458                   48,973
Trust 2682, Cl. TQ, 99.999%, 10/15/33(8)                                     3,181,725                  504,645
Trust 2981, Cl. BS, 99.999%, 5/15/35(8)                                      5,676,939                  789,166
Trust 301, Cl. 2, 0.842%, 4/1/29(8)                                          1,024,450                  228,345
Trust 303, Cl. IO, 18.804%, 11/1/29(8)                                         605,056                  164,095
Trust 313, Cl. 2, 20.491%, 6/1/31(8)                                         9,169,508                2,031,021


                  7 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 319, Cl. 2, 14.886%, 2/1/32(8)                                  $        700,377         $        166,695
Trust 321, Cl. 2, 2.936%, 4/1/32(8)                                          4,433,975                  909,582
Trust 324, Cl. 2, 2.078%, 7/1/32(8)                                          1,977,799                  460,004
Trust 328, Cl. 2, 8.063%, 12/1/32(8)                                         6,860,327                1,452,309
Trust 331, Cl. 5, 4.825%, 2/1/33(8)                                          3,884,907                  618,557
Trust 332, Cl. 2, 3.098%, 3/1/33(8)                                         11,272,402                2,404,370
Trust 334, Cl. 10, 3.158%, 2/1/33(8)                                         3,163,309                  497,516
Trust 334, Cl. 12, 8.699%, 2/1/33(8)                                         4,885,743                  761,173
Trust 338, Cl. 2, 1.953%, 7/1/33(8)                                         12,607,572                2,262,516
Trust 339, Cl. 7, 2.056%, 7/1/33(8)                                         11,474,768                1,808,091
Trust 345, Cl. 9, 2.529%, 1/1/34(8)                                          4,485,943                  676,475
Trust 351, Cl. 10, 0%, 4/1/34(8,10)                                          1,313,676                  185,614
Trust 351, Cl. 8, 0%, 4/1/34(8,10)                                           2,150,877                  293,860
Trust 356, Cl. 10, 0%, 6/1/35(8,10)                                          1,845,613                  246,967
Trust 356, Cl. 12, 1.562%, 2/1/35(8)                                           914,271                  116,470
Trust 362, Cl. 12, 4.066%, 8/1/35(8)                                           171,848                   27,435
Trust 362, Cl. 13, 2.022%, 8/1/35(8)                                           116,306                   18,537
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security:                                                                   10,494,562                  248,382
Series 1992-2, Cl. IO, 15.342%, 9/15/22(8)
Series 1995-2B, Cl. 2IO, 20.55%, 6/15/25(8)                                    729,722                   12,375
Series 1995-3, Cl. 1IO, 8.348%, 9/15/25(8)                                  24,264,074                  240,372
                                                                                               ----------------
                                                                                                    504,460,828
                                                                                               ----------------
GNMA/GUARANTEED--0.9%
Government National Mortgage Assn.:
3.625%, 7/1/27(2)                                                                6,417                    6,600
4.50%, 7/1/40(4)                                                            36,885,000               38,429,559
5%, 7/1/40(4)                                                               11,830,000               12,602,653
7%, 1/29/28-2/8/30                                                           1,543,000                1,749,354
8%, 1/29/28-9/29/28                                                            650,698                  754,814
11%, 11/8/19                                                                    11,967                   13,346
12%, 12/9/13-9/1/15                                                             21,424                   24,080
12.50%, 12/29/13-11/29/15                                                      510,354                  544,081
13%, 10/30/15                                                                  729,584                  818,156
13.50%, 6/30/15                                                              1,114,111                1,247,160
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                          6,191,318                7,064,942
Series 2000-12,Cl. ZA, 8%, 2/16/30                                           3,230,397                3,567,041
Series 2000-7, Cl. Z, 8%, 1/16/30                                            3,012,601                3,326,234
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 48.894%, 7/16/28(8)                                  1,344,048                  287,570
Series 1998-6, Cl. SA, 66.124%, 3/16/28(8)                                     823,871                  163,983
Series 2006-47, Cl. SA, 55.528%, 8/16/36(8)                                  6,561,151                  895,305
                                                                                               ----------------
                                                                                                     71,494,878
                                                                                               ----------------


                  8 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
NON-AGENCY--15.5%
COMMERCIAL--10.4%
Baer Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2004-PWR4, Cl. A3, 5.468%,
6/1/41(3)                                                             $     39,120,000         $     41,883,456
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-1, Cl. A5, 5.313%, 11/1/42(2,3)                                 23,457,000               24,895,221
Series 2005-6, Cl. A4, 5.35%, 9/1/47(2,3)                                   21,852,000               23,426,299
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                     10,440,000                8,209,065
Series 2008-1, Cl. A4, 6.373%, 12/1/17(2)                                    9,860,000               10,484,773
Series 2008-1, Cl. AM, 6.416%, 2/10/51(2)                                    8,165,000                6,199,530
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%,
6/22/24(1,8,10)                                                              2,084,763                   94,025
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                         9,716,000                8,040,986
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through
Certificates, Series 2005-HYB8, Cl. 4A1, 5.381%, 12/20/35(2)                   502,881                  391,758
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg.
Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.92%,
3/1/49(2)                                                                    7,470,000                7,977,654
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl.
A2B, 5.205%, 12/11/49(3)                                                    69,103,000               71,171,778
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.912%,
6/1/39(2)                                                                    4,210,000                4,022,720
Credit Suisse First Boston Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-C1, Cl. A4, 5.014%,
2/1/38(3)                                                                   45,225,000               47,188,385
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through Certificates,
Series 2007-RS1, Cl. A2, 0.847%, 1/27/37(2,6)                                3,930,766                1,114,127
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates,
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                   2,756,420                1,758,615
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 6.073%, 10/15/30(2,6)                            36,075,873                5,772,140
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                                                      2,363,565                1,725,086
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.081%,
11/1/37(2)                                                                  11,508,457                9,105,921
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                           866,305                  878,999
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F, 7.11%,
5/15/30(2)                                                                   2,000,000                2,008,241


                  9 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp./Commercial Mortgage
Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates,
Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                              $     19,960,000         $     19,676,929
Greenwich Capital Commercial Funding Corp./Commercial Mortgage
Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series
2007-GG9, Cl. A2, 5.381%, 3/10/39(3)                                        69,969,657               72,570,667
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                      5,240,000                5,326,962
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.887%, 5/25/35(2)                                  3,862,912                2,839,969
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through
Certificates, Series 2005-AR31, Cl. 2A2, 5.102%, 1/1/36(2)                     968,709                   83,972
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                                    3,350,000                3,150,888
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46(2,3)                               50,541,000               53,399,250
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                   9,600,000                9,600,080
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                    11,430,000               11,194,304
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                     14,935,000               14,945,650
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                    16,776,000               14,378,453
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                    5,495,000                5,704,395
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                      18,630,000               18,044,411
Series 2008-C2, Cl. AM, 6.797%, 2/1/51(2)                                   13,140,000                7,707,987
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates,
Series 2006-A2, Cl. 3A4, 5.679%, 4/1/36(2)                                   5,817,282                1,733,762
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates,
Series 2006-A7, Cl. 2A2, 5.754%, 1/1/37(2)                                   1,940,299                1,639,567
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg.
Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.324%,
4/11/41(2)                                                                   6,930,000                5,732,349
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(1)                        296,714                  233,902
Lehman Structured Securities Corp., Mtg.-Backed Security, 6%,
5/1/29                                                                       2,334,709                  496,039
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                           2,858,437                2,752,548
ML-CFC Commercial Mortgage Trust 2006-4, Commercial Mtg.
Pass-Through Certificates, Series 2006-4, Cl. A2, 5.112%,
12/1/49(3)                                                                  21,166,000               21,460,324
Morgan Stanley Capital I Trust 2003-IQ4, Commercial Mtg.
Pass-Through Certificates, Trust 2003-IQ4, Cl. A2, 4.07%,
5/1/40(3)                                                                   30,410,000               31,465,257
Morgan Stanley Capital I Trust 2004-TOP13, Commercial Mtg.
Pass-Through Certificates, Trust 2004-TOP13, Cl. A4, 4.66%,
9/1/45(3)                                                                   25,000,000               25,723,643
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41                                    15,820,000               13,421,247
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                                    8,890,000                9,223,411


                  10 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
COMMERCIAL CONTINUED
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2005-QA4, Cl. A32, 3.243%, 4/25/35(2)            $        349,754         $         69,740
Residential Asset Securitization Trust 2006-A12, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36           2,400,924                1,453,095
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 2A1, 5.829%, 2/1/37(2)                                   23,571,046               18,280,508
Wachovia Bank Commercial Mortgage Trust 2003-C9, Commercial Mtg.
Pass-Through Certificates, Series 2003-C9, Cl. A4, 5.012%,
12/1/35(3)                                                                  34,938,000               37,237,801
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A4, 5.083%,
3/1/42(3)                                                                   49,955,000               52,701,116
Wachovia Bank Commercial Mortgage Trust 2005-C19, Commercial Mtg.
Pass-Through Certificates, Series 2005-C19, Cl. A5, 4.661%,
5/1/44(3)                                                                   20,695,000               21,308,408
Wachovia Bank Commercial Mortgage Trust 2005-C22, Commercial Mtg.
Pass-Through Certificates, Series 2005-C22, Cl. A4, 5.445%,
12/1/44(2,3)                                                                69,336,250               74,077,255
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg.
Pass-Through Certificates, Series 2007-C33, Cl. A4, 6.099%,
2/1/51(2)                                                                   15,020,000               14,788,396
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg.
Pass-Through Certificates, Series 2007-C34, Cl. AJ, 6.156%,
5/1/46(2)                                                                    6,960,000                4,203,550
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 1.033%,
11/1/46(2)                                                                   3,577,971                2,167,705
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg.
Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 1.513%,
4/1/47(2)                                                                    2,544,058                1,177,805
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg.
Pass-Through Certificates, Series 2004-W, Cl. B2, 2.992%,
11/1/34(2)                                                                   2,878,542                  880,291
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.866%,
2/1/35(2)                                                                   12,333,907               11,198,602
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 2.98%,
4/25/36(2)                                                                   7,983,445                7,405,225
                                                                                               ----------------
                                                                                                    875,804,242
                                                                                               ----------------
MANUFACTURED HOUSING--0.0%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.807%,
3/25/36(2)                                                                   3,824,388                3,219,719
MULTIFAMILY--0.1%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through
Certificates, Series 2005-A2, Cl. A2, 2.80%, 2/1/35(2)                       2,780,464                2,740,386


                  11 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.043%,
3/25/36(2)                                                            $      5,954,617         $      5,345,855
                                                                                               ------------------
                                                                                                      8,086,241
                                                                                               ------------------
RESIDENTIAL--5.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-4, Cl. AM, 6.002%,
8/1/17(2)                                                                   17,290,000               14,853,893
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 12A2, 3.001%, 5/1/34(2)                                  10,082,785                8,995,567
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates,
Series 2004-9, Cl. 23A1, 4.943%, 11/1/34(2)                                  4,283,352                3,978,335
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36             11,100,000                8,974,122
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.549%,
2/1/37(2)                                                                    5,211,080                5,289,583
CHL Mortgage Pass-Through Trust 2005-24, Mtg. Pass-Through
Certificates, Series 2005-24, Cl. A35, 5.50%, 11/1/35                        3,026,706                2,875,015
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through
Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35                        7,925,505                7,039,089
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through
Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35                        6,932,657                5,984,374
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through
Certificates, Series 2005-31, Cl. 2A4, 5.362%, 1/1/36(2)                     3,212,566                  801,759
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                         5,551,000                4,210,883
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through
Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                              2,478,107                2,201,662
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 1A1, 3.765%, 6/1/47(2)                    6,757,572                4,529,279
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates:
Series 2007-HY4, Cl. 1A1, 5.92%, 9/1/47(2)                                  31,768,641               23,514,036
Series 2007-HY4, Cl. 1A2, 5.92%, 9/1/47(2)                                   8,112,006                1,258,099
Series 2007-HY4, Cl. 2A2, 6.096%, 11/1/37(2)                                 1,737,972                  336,670
Series 2007-HY4, Cl. 3A2, 6.216%, 11/1/37(2)                                 1,989,271                  336,819
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through
Certificates:
Series 2007-HY5, Cl. 1A2, 5.811%, 9/1/37(2)                                  9,191,234                2,113,149
Series 2007-HY5, Cl. 2A2, 5.852%, 9/1/37(2)                                  2,284,493                  358,235
Series 2007-HY5, Cl. 3A2, 6.073%, 9/1/37(2)                                  6,186,455                1,267,826
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 1A3, 4.954%, 5/1/35(2)                      8,435,254                7,216,682
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through
Certificates, Series 2005-3, Cl. 2A4, 5.164%, 8/1/35(2)                     16,573,870               11,767,290
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg. Pass-Through
Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36(2)                     9,204,245                1,528,503


                  12 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
RESIDENTIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through
Certificates:
Series 2006-AR2, Cl. 1 A2, 5.482%, 3/1/36(2)                          $     19,661,010         $     15,114,864
Series 2006-AR2, Cl. 1 AB, 5.591%, 3/1/36                                    8,192,340                1,343,560
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl.
AMFX, 5.366%, 12/1/49                                                       14,965,000               12,256,657
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl.
2A1, 5.50%, 10/1/21                                                          5,614,747                4,747,956
Countrywide Alternative Loan Trust 2006-43CB, Mtg. Pass-Through
Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37                        31,553,771               20,269,448
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. 2A1, 2.878%, 5/1/34(2)                                    7,203,874                6,094,269
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates,
Series 2005-AR6, Cl. 1A4, 2.93%, 9/1/35(2)                                  20,942,672               20,330,450
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 4A1, 5.34%, 11/1/35(2)                                  6,724,648                5,558,086
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates,
Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                          4,045,614                3,633,082
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates,
Series 2007-A1, Cl. 7A1, 5.295%, 7/1/35(2)                                  11,590,922               10,839,011
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates,
Series 2007-A3, Cl. 3A3, 5.995%, 5/1/37(2)                                   3,699,520                  615,600
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.374%,
9/11/45(2)                                                                  27,890,000               22,768,710
Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series
2006-1, Cl. 1A3, 5.50%, 2/1/36                                               2,400,213                2,154,630
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4,
Cl. 2A1B, 5.17%, 10/25/35                                                       61,736                   61,260
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. 1A1, 3.332%, 4/1/36(2)                      6,927,948                5,360,612
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series MLCC 2006-3, Cl. 2A1, 6.066%, 10/25/36(2)              10,517,495                9,630,166
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                           32,752                   32,962
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                                         8,416,829                5,077,153
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                           299,022                  282,429
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                       3,749,775                2,401,153
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35           9,819,000                7,526,843
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35             14,176,385               11,179,299


                  13 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
RESIDENTIAL CONTINUED
RFMSI Series 2007-SA3, Mtg. Pass-Through Certificates, Series
2007-SA3, Cl. 2A2, 5.707%, 7/1/37(2)                                  $      1,754,100         $         42,238
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 4.80%,
10/1/35(2)                                                                   7,741,456                6,794,244
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.871%,
9/1/36(2)                                                                    6,911,475                6,055,307
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.338%, 2/1/37(2)                                 43,273,156               32,004,601
Series 2007-HY1, Cl. 5A1, 5.636%, 2/1/37(2)                                 25,942,509               18,579,498
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 5.504%,
12/1/36(2)                                                                  30,413,862               22,385,162
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.485%,
9/25/36(2)                                                                  24,864,231               20,549,678
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.618%,
6/25/37(2)                                                                  12,178,887                9,420,025
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.737%,
7/1/37(2)                                                                    6,985,815                4,705,083
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 2.997%,
10/1/35(2)                                                                   4,729,631                4,391,950
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 2.973%, 7/1/36(2)                                 1,915,536                  695,431
Series 2006-AR10, Cl. 4A2, 5.487%, 7/1/36(2)                                 7,246,219                1,526,662
Series 2006-AR10, Cl. 2A2, 5.493%, 7/1/36(2)                                 5,134,823                  547,123
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 4.42%,
4/1/36(2)                                                                    5,416,019                4,587,054
                                                                                               ----------------
                                                                                                    418,993,126
                                                                                               ----------------
Total Mortgage-Backed Obligations (Cost $1,938,737,012)                                           1,882,059,034
                                                                                               ----------------
U.S. GOVERNMENT OBLIGATIONS--1.8%
Federal Home Loan Bank Unsec. Bonds:
3.625%, 10/18/13(9,11)                                                      13,555,000               14,535,189
5.375%, 5/18/16(11)                                                          5,575,000                6,515,647
Federal Home Loan Mortgage Corp. Nts.:
2.875%, 2/9/15(12)                                                          19,560,000               20,406,811
5%, 2/16/17                                                                  6,730,000                7,696,643
5.25%, 4/18/16(12)                                                          14,835,000               17,063,454
Federal National Mortgage Assn. Nts.:
2.375%, 7/28/15                                                             15,720,000               15,909,646


                  14 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
4.375%, 10/15/15(12)                                                  $     15,004,000         $     16,622,016
4.875%, 12/15/16                                                             5,005,000                5,668,213
5%, 3/15/16                                                                  6,670,000                7,598,057
5.375%, 7/15/16                                                              7,948,000                9,227,890
U.S. Treasury Bills, 0.144%, 7/8/10(9,11)                                   21,000,000               20,999,428
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16(9,13)                          11,271,000                9,991,381
                                                                                               ----------------
Total U.S. Government Obligations (Cost $146,965,603)                                               152,234,375
                                                                                               ----------------
FOREIGN GOVERNMENT OBLIGATIONS--21.8%
ARGENTINA--0.7%
Argentina (Republic of) Bonds:
0.389%, 8/3/12(2)                                                           10,197,751                9,161,891
2.50%, 12/31/38(2)                                                          15,710,000                5,714,513
Series GDP, 2.724%, 12/15/35(2)                                             14,990,000                1,217,938
Series V, 7%, 3/28/11                                                        8,102,000                7,988,122
Series VII, 7%, 9/12/13                                                      2,970,000                2,578,043
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15                        45,740,000               35,945,287
                                                                                               ----------------
                                                                                                     62,605,794
                                                                                               ----------------
AUSTRALIA--0.0%
Australia (Commonwealth of) Sr. Unsec. Bonds, Series 119, 6.50%,
4/15/15                                                                      3,780,000   AUD          3,394,494
AUSTRIA--0.1%
Austria (Republic of) Unsub. Bonds, 4.15%, 3/15/37(1)                        4,565,000   EUR          5,908,849
BELGIUM--0.2%
Belgium (Kingdom of) Bonds:
Series 44, 5%, 3/28/35                                                       2,355,000   EUR          3,315,255
Series 60, 4.25%, 3/28/41                                                    7,085,000   EUR          8,809,023
                                                                                               ----------------
                                                                                                     12,124,278
                                                                                               ----------------
BELIZE--0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29(2,6)                 3,010,000                2,242,450
BRAZIL--3.4%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                 22,560,000               24,928,800
8%, 1/15/18                                                                    342,222                  398,689
8.875%, 10/14/19                                                             6,305,000                8,275,313
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/12                                                              70,129,000   BRR         37,786,243
9.762%, 1/1/14                                                              36,620,000   BRR         19,031,708
9.762%, 1/1/17                                                             312,270,000   BRR        156,357,482
10%, 1/1/21                                                                 39,090,000   BRR         18,788,755
11.377%, 5/15/45                                                            11,990,000   BRR         12,298,390
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19                       5,960,000                6,570,900
                                                                                               ----------------
                                                                                                    284,436,280
                                                                                               ----------------
CANADA--0.2%
Canada (Government of) Nts.:
4%, 6/1/17                                                                   8,320,000   CAD          8,428,636
4.25%, 6/1/18                                                                2,730,000   CAD          2,810,216


                  15 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Ontario (Province of) Nts., 4.50%, 12/2/12                                   7,530,000   CAD   $      7,493,926
                                                                                               ----------------
                                                                                                     18,732,778
                                                                                               ----------------
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(1)                      9,872,000,000   COP          6,035,814
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                              5,628,000                6,641,040
12%, 10/22/15                                                            9,471,000,000   COP          6,424,665
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                             6,330,000                7,437,750
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41                    11,700,000               11,904,750
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21           8,792,000,000   COP          4,972,593
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                          5,320,000                6,197,800
                                                                                               ----------------
                                                                                                     49,614,412
                                                                                               ----------------
DENMARK--0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/17                                    17,135,000   DKK          3,129,664
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, 7.50%, 5/6/21(1)                                   4,900,000                5,071,500
EGYPT--0.9%
Egypt (The Arab Republic of) Sr. Unsec. Unsub. Nts.:
5.75%, 4/29/20(1)                                                            3,250,000                3,294,688
6.875%, 4/30/40(1)                                                           3,600,000                3,528,000
Egypt (The Arab Republic of) Treasury Bills:
10.382%, 11/16/10(13)                                                       25,550,000   EGP          4,312,325
Series 91, 10.264%, 8/10/10(13)                                             12,750,000   EGP          2,216,241
Series 182, 10.221%, 7/6/10(13)                                             33,800,000   EGP          5,929,568
Series 182, 10.651%, 7/13/10(13)                                            92,900,000   EGP         16,273,891
Series 182, 10.198%, 8/3/10(13)                                             13,575,000   EGP          2,362,481
Series 182, 9.82%, 8/24/10(13)                                              23,300,000   EGP          4,034,365
Series 182, 10.38%, 12/14/10(13)                                            41,125,000   EGP          6,897,535
Series 273, 10.216%, 7/20/10(13)                                            39,650,000   EGP          6,919,259
Series 273, 10.059%, 10/5/10(13)                                            39,550,000   EGP          6,767,765
Series 364, 10.438%, 12/21/10(13)                                           12,750,000   EGP          2,132,760
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12(1)                                                                  49,330,000   EGP          8,725,417
                                                                                               ----------------
                                                                                                     73,394,295
                                                                                               ----------------
GERMANY--0.6%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12                                                               6,925,000   EUR          8,453,571
3.50%, 7/4/19                                                               10,290,000   EUR         13,627,166
Series 07, 4.25%, 7/4/39                                                     4,600,000   EUR          6,638,702
Series 157, 2.25%, 4/10/15                                                  17,285,000   EUR         21,909,439
                                                                                               ----------------
                                                                                                     50,628,878
                                                                                               ----------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(1)                                 8,090,000                8,555,175
GREECE--0.2%
Hellenic Republic Bonds, 4.30%, 3/20/12                                      4,770,000   EUR          5,356,276


                  16 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Hellenic Republic Sr. Unsec. Unsub. Bonds:
30 yr., 4.50%, 9/20/37                                                       7,905,000   EUR   $      4,947,682
30 yr., 4.60%, 9/20/40                                                       3,165,000   EUR          1,999,683
                                                                                               ----------------
                                                                                                     12,303,641
                                                                                               ----------------
HUNGARY--0.3%
Hungary (Republic of) Bonds:
Series 15/A, 8%, 2/12/15                                                 1,923,000,000   HUF          8,443,425
Series 17/B, 6.75%, 2/24/17                                              2,692,500,000   HUF         11,019,104
Series 19/A, 6.50%, 6/24/19                                              2,029,000,000   HUF          8,017,392
                                                                                               ----------------
                                                                                                     27,479,921
                                                                                               ----------------
INDONESIA--1.1%
Indonesia (Republic of) Nts.:
6.875%, 1/17/18(1)                                                          22,020,000               25,047,750
7.25%, 4/20/15(1)                                                            7,895,000                9,079,250
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38(1)                                                           16,895,000               20,105,050
10.375%, 5/4/14(1)                                                           5,990,000                7,397,650
11.625%, 3/4/19(1)                                                           4,791,000                6,911,018
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds:
5.875%, 3/13/20(1)                                                           5,220,000                5,533,200
6.625% 2/17/37(1)                                                            3,060,000                3,243,600
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(1)                     14,395,000               18,317,638
                                                                                               ----------------
                                                                                                     95,635,156
                                                                                               ----------------
ISRAEL--0.7%
Israel (State of) Bonds:
5%, 1/31/20                                                                101,850,000   ILS         27,714,277
6%, 2/28/19                                                                 95,470,000   ILS         27,692,934
                                                                                               ----------------
                                                                                                     55,407,211
                                                                                               ----------------
ITALY--0.5%
Italy (Republic of) Bonds:
4%, 9/1/20                                                                   6,340,000   EUR          7,747,490
5%, 9/1/40                                                                   6,355,000   EUR          7,787,455
Italy (Republic of) Treasury Bonds:
3.75%, 12/15/13                                                             19,847,000   EUR         25,154,718
5.25%, 8/1/11                                                                3,230,000   EUR          4,099,575
                                                                                               ----------------
                                                                                                     44,789,238
                                                                                               ----------------
JAPAN--2.1%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%, 6/20/29(4)       3,027,000,000   JPY         36,000,193
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12(4)                                                 3,322,000,000   JPY         37,602,756
5 yr., 0.50%, 12/20/14(4)                                                4,373,000,000   JPY         49,913,629
10 yr., Series 308, 1.30%, 6/20/20(4)                                    4,319,000,000   JPY         49,847,947
                                                                                               ----------------
                                                                                                    173,364,525
                                                                                               ----------------


                  17 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
KOREA, REPUBLIC OF SOUTH--1.8%
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds:
4.18%, 12/2/11                                                          70,010,000,000   KRW   $     57,929,262
Series 1202, 4.12%, 2/2/12                                              13,356,000,000   KRW         11,036,383
Series 1204, 3.62%, 4/2/12                                              21,685,000,000   KRW         17,754,916
Series 1206, 3.68%, 6/2/12                                              37,590,000,000   KRW         30,750,177
Korea (Republic of) Treasury Bonds, Series 0475-1112, 4.75%,
12/10/11                                                                35,850,000,000   KRW         29,892,774
                                                                                               ----------------
                                                                                                    147,363,512
                                                                                               ----------------
MALAYSIA--0.4%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts., 3.928%,
6/4/15(1)                                                                   12,100,000               12,312,367
Malaysia (Government of) Bonds, Series 0110, 3.835%, 8/12/15                 6,240,000   MYR          1,950,687
Malaysia (Government of) Sr. Unsec. Bonds:
Series 3/03, 3.702%, 2/25/13                                                21,350,000   MYR          6,686,345
Series 5/06, 3.718%, 6/15/12                                                 2,065,000   MYR            646,576
Series 0108, 3.461%, 7/31/13                                                 1,380,000   MYR            428,955
Series 0109, 2.509%, 8/27/12                                                 2,750,000   MYR            840,103
Series 0309, 2.711%, 2/14/12                                                 7,935,000   MYR          2,443,301
Series 0507, 3.70%, 5/15/13                                                  3,445,000   MYR          1,078,591
Series 0509, 3.21%, 5/31/13                                                 14,815,000   MYR          4,576,158
                                                                                               ----------------
                                                                                                     30,963,083
                                                                                               ----------------
MEXICO--1.9%
United Mexican States Bonds:
5.625%, 1/15/17                                                              3,940,000                4,343,850
Series M20, 7.50%, 6/3/27(2)                                               568,460,000   MXN         44,380,410
Series M10, 7.75%, 12/14/17                                                427,840,000   MXN         35,178,481
Series M10, 8%, 12/17/15                                                   196,800,000   MXN         16,399,937
Series M10, 8.50%, 12/13/18                                                178,060,000   MXN         15,291,871
Series M20, 10%, 12/5/24                                                   413,030,000   MXN         39,955,141
                                                                                               ----------------
                                                                                                    155,549,690
                                                                                               ----------------
NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                                    7,000,000   NOK          1,199,591
PANAMA--0.2%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                               3,750,000                4,359,375
8.875%, 9/30/27                                                              2,990,000                3,999,125
9.375%, 4/1/29                                                               4,465,000                6,206,350
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                           4,470,000                5,241,075
                                                                                               ----------------
                                                                                                     19,805,925
                                                                                               ----------------
PERU--0.1%
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16(13)                             14,029,589               11,652,977
PHILIPPINES--0.2%
Philippines (Republic of the) Bonds, 8%, 1/15/16                             3,450,000                4,195,890
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%,
10/23/34                                                                    10,230,000               10,293,426
                                                                                               ----------------
                                                                                                     14,489,316
                                                                                               ----------------


                  18 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
POLAND--0.0%
Poland (Republic of) Bonds, Series 0414, 5.75%, 4/25/14                      9,205,000   PLZ   $      2,757,799
SOUTH AFRICA--1.5%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                                                6,900,000                7,167,375
Series R208, 6.75%, 3/31/21                                                129,670,000   ZAR         14,443,278
Series R207, 7.25%, 1/15/20                                                400,490,000   ZAR         46,958,561
Series R157, 13.50%, 9/15/15                                               377,200,000   ZAR         60,403,112
                                                                                               ----------------
                                                                                                    128,972,326
                                                                                               ----------------
SPAIN--0.2%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17                                     5,020,000   EUR          6,569,597
Spain (Kingdom of) Sr. Unsub. Bonds, 4.10%, 7/30/18                          7,145,000   EUR          8,496,832
                                                                                               ----------------
                                                                                                     15,066,429
                                                                                               ----------------
SWEDEN--0.0%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16                         19,055,000   SEK          2,536,564
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds:
2.50%, 1/15/12                                                               4,025,000   EUR          5,062,544
4%, 1/15/37                                                                  3,930,000   EUR          5,359,955
                                                                                               ----------------
                                                                                                     10,422,499
                                                                                               ----------------
TURKEY--2.1%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                               13,150,000               14,465,000
7%, 9/26/16                                                                  4,045,000                4,525,344
7%, 3/11/19                                                                  5,250,000                5,853,750
10.593%, 5/11/11(13)                                                        49,200,000   TRY         29,027,674
10.622%, 8/6/14                                                            103,140,000   TRY         68,625,377
16%, 3/7/12(2)                                                              20,215,000   TRY         14,203,548
Series CPI, 13.909%, 8/14/13(2)                                             16,255,000   TRY         14,786,834
Turkey (Republic of) Nts., 7.50%, 7/14/17                                    6,740,000                7,734,150
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19                         8,170,000                9,405,713
Turkey (Republic of) Unsec. Nts.:
6.75%, 5/30/40                                                               4,300,000                4,332,250
7.25%, 3/5/38                                                                4,290,000                4,622,475
                                                                                               ----------------
                                                                                                    177,582,115
                                                                                               ----------------
UKRAINE--0.1%
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17(1)                    5,020,000                4,669,102
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12(1)                       6,050,000                6,050,000
                                                                                               ----------------
                                                                                                     10,719,102
                                                                                               ----------------
UNITED ARAB EMIRATES--0.1%
Dubai DOF Sukuk Ltd. Sr. Unsec. Unsub. Nts., 6.396%, 11/3/14                 5,810,000                5,555,813
UNITED KINGDOM--0.3%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                                5,170,000   GBP          7,896,273
4.75%, 3/7/20                                                                7,430,000   GBP         12,380,847


                  19 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
4.75%, 12/7/38                                                               5,095,000   GBP   $      8,356,051
                                                                                               ----------------
                                                                                                     28,633,171
                                                                                               ----------------
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                        7,305,000                8,510,325
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25                     7,740,000                8,668,800
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                   13,835,000               16,740,350
                                                                                               ----------------
                                                                                                     33,919,475
                                                                                               ----------------
VENEZUELA--0.6%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                                  11,495,000                7,184,375
9.25%, 9/15/27                                                               5,060,000                3,428,150
Venezuela (Republic of) Nts., 8.50%, 10/8/14                                 1,260,000                  973,350
Venezuela (Republic of) Sr. Unsec. Unsub. Nts., 7.75%, 10/13/19              6,580,000                3,964,450
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                                  6,740,000                3,656,450
7.65%, 4/21/25                                                              30,525,000               16,559,813
9.375%, 1/13/34                                                              3,040,000                1,900,000
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(1)                    17,155,000               15,117,844
                                                                                               ----------------
                                                                                                     52,784,432
                                                                                               ----------------
Total Foreign Government Obligations (Cost $1,803,428,572)                                        1,838,792,358
LOAN PARTICIPATIONS--2.5%
American Capital, Sr. Sec. Credit Facilities Revolving Term Loan,
6.75%, 5/16/12(2,4)                                                         11,080,000               11,052,300
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine
Nts., 8.625%, 7/15/11(1)                                                    10,660,000               10,516,090
CIT Group, Inc., Sr. Sec. Credit Facilities Expansion Term Loan,
Tranche 2A, 9.50%, 1/18/12(2)                                               11,592,001               11,871,654
Credit Suisse First Boston International, Export-Import Bank of
Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11                                        2,900,000                2,885,500
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term
Loan:
Tranche 3L, 3.195%, 10/19/15(2,4,14)                                         4,907,100                2,458,457
Tranche B, 3.195%, 10/19/15(2,4,14)                                         11,475,902                5,749,427
Tranche B, 3.195%, 10/19/15(2,14)                                            1,436,253                  719,563
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16(1)                                   7,230,000                7,329,774
7.288% Sr. Sec. Nts., 8/16/37(1)                                            25,860,000               25,653,120
8.125% Nts., 7/31/14(1)                                                      5,860,000                6,409,668
8.146% Sr. Sec. Nts., 4/11/18(1)                                            10,210,000               11,192,713
8.625% Sr. Sec. Nts., 4/28/34(1)                                             6,450,000                7,425,885
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(1)                                    15,060,000               17,394,300
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.50%, 7/20/15                                                  16,445,000               17,135,690
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts.,
5/29/18(1)                                                                   5,460,000                5,716,620


                  20 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Six Flags, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term
Loan, 9.25%, 10/8/16(2)                                               $      7,425,000         $      7,406,438
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13(1)             13,810,000               14,828,488
TransCapitalInvest Ltd. for OJSC AK Transneft:
5.67% Sec. Bonds, 3/5/14(1)                                                  5,340,000                5,449,075
8.70% Sec. Nts., 8/7/18(1)                                                   2,900,000                3,390,158
UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12(1)                       4,100,000                3,861,688
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(1)                          17,250,000               18,651,563
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(1)                                                   3,870,000                3,870,000
6.465% Sr. Sec. Unsub. Nts., 3/4/15(1)                                       7,400,000                7,437,000
6.875% Sr. Sec. Nts., 5/29/18(1)                                             5,860,000                6,057,775
                                                                                               ----------------
Total Loan Participations (Cost $205,476,502)                                                       214,462,946
                                                                                               ----------------
CORPORATE BONDS AND NOTES--28.7%
CONSUMER DISCRETIONARY--5.2%
AUTO COMPONENTS--0.3%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15(1)                        16,380,000               17,239,950
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14(5,7)                                             3,435,000                3,761,325
8.25% Sr. Unsec. Nts., 8/1/10(5,7)                                           1,070,000                1,171,650
                                                                                               ----------------
                                                                                                     22,172,925
                                                                                               ----------------
AUTOMOBILES--0.1%
Ford Motor Co., 7.45% Bonds, 7/16/31                                        13,290,000               12,060,675
DIVERSIFIED CONSUMER SERVICES--0.1%
StoneMor Operating LLC/Cornerstone Family Service of West
Virginia, Inc./Osiris Holdings of Maryland Subsidiary, Inc.,
10.25% Sr. Nts., 12/1/17(1)                                                  4,135,000                4,217,700
HOTELS, RESTAURANTS & LEISURE--1.4%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(1)                                  3,535,000                3,252,200
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(1)                       8,455,000                8,402,156
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(1,5,7)                   10,925,000                  751,094
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15(1)                   4,060,000                4,120,900
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                   16,657,000               13,742,025
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                 5,763,000                5,215,515
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15                   4,835,000                5,028,400
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15                       7,410,000                7,150,650
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(1,5)             12,065,000                1,900,238
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18(1)                           4,810,000                5,020,438
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                     6,130,000                4,888,675
6.75% Sr. Unsec. Nts., 4/1/13                                               15,095,000               13,547,763
9% Sr. Sec. Nts., 3/15/20(1)                                                   515,000                  531,738
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                         4,010,000                3,268,150
8% Sr. Sub. Nts., 4/1/12                                                     8,541,000                7,494,728
11.50% Sr. Sec. Nts., 11/1/17(1)                                             9,635,000                9,586,825


                  21 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19       $      5,515,000         $      5,694,238
Pinnacle Entertainment, Inc.:
8.625% Sr. Nts., 8/1/17(1)                                                     935,000                  967,725
8.75% Sr. Sub. Nts., 5/15/20(1)                                              3,340,000                3,110,375
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,5,7)                           10,850,000                       --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(5,7)              22,435,000                  280,438
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                         8,280,000                8,404,200
Wendy's/Arby's Restaurants LLC, 10% Sr. Unsec. Unsub. Nts.,
7/15/16                                                                      8,025,000                8,386,125
                                                                                               ----------------
                                                                                                    120,744,596
                                                                                               ----------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc.:
6.50% Sr. Unsec. Nts., 11/15/13                                              3,935,000                3,649,713
6.875% Sr. Unsec. Nts., 7/15/15                                              5,250,000                4,633,125
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                          2,450,000                2,143,750
8.875% Sr. Sub. Nts., 4/1/12                                                 6,635,000                6,170,550
Libbey Glass, Inc., 10% Sr. Sec. Nts., 2/15/15(6)                            7,080,000                7,363,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds
Group Luxembourg SA, 8.50% Sr. Nts., 5/15/18(1)                              9,480,000                9,349,650
Standard Pacific Corp., 8.375% Sr. Sec. Nts., 5/15/18                        2,005,000                1,914,775
                                                                                               ----------------
                                                                                                     35,224,763
                                                                                               ----------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Colt Defense LLC/Colt Finance Corp., 8.75% Sr. Unsec. Nts.,
11/15/17(1)                                                                  6,505,000                5,187,738
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(1)                           15,025,000               14,874,750
Easton-Bell Sports, Inc., 9.75% Sr. Sec. Nts., 12/1/16(1)                    6,890,000                7,165,600
                                                                                               ----------------
                                                                                                     27,228,088
                                                                                               ----------------
MEDIA--1.9%
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                              4,085,000                3,952,238
11% Sr. Unsec. Unsub. Nts., 2/1/16                                           7,700,000                8,123,500
American Media Operations, Inc.:
5.895% Sr. Unsec. Nts., 5/1/13(1,14)                                             2,261                    1,481
9.17% Sr. Sub. Nts., 11/1/13(1,14)                                          21,831,214               14,299,445
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27                     5,025,000                4,459,688
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% Sr. Nts., 4/30/18(1)                                                  2,015,000                2,035,150
8.125% Sr. Nts., 4/30/20(1)                                                  1,345,000                1,381,988
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts.,
11/15/17(1)                                                                  4,900,000                4,906,125
Charter Communications, Inc., 13.50% Sr. Nts., 11/30/16                     11,834,512               13,846,379
Clear Channel Communications, Inc.:
4.40% Sr. Unsec. Unsub. Nts., 5/15/11                                          920,000                  878,600
6.25% Nts., 3/15/11                                                          9,455,000                9,147,713
10.75% Sr. Unsec. Unsub. Nts., 8/1/16                                       11,465,000                8,111,488
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts., 9/15/14                 1,435,000                1,417,063
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15(1)                     19,390,000               18,905,250


                  22 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
MEDIA CONTINUED
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(2)                   $      3,180,000         $      2,631,450
Media General, Inc., 11.75% Sr. Sec. Nts., 2/15/17(1)                       11,210,000               11,434,200
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(5)                                              2,545,000                      255
6.875% Sr. Unsec. Sub. Nts., 10/1/13(5,7)                                    8,690,000                      869
Nexstar Broadcasting, Inc., 8.875% Sr. Sec. Nts., 4/15/17(1)                 2,670,000                2,696,700
Radio One, Inc., 6.375% Sr. Unsec. Sub. Nts., 2/15/13                        1,340,000                1,145,700
Reader's Digest Association, Inc., 9.50% Sr. Sec. Nts.,
2/15/17(1,2)                                                                10,210,000               10,235,525
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12             9,265,000                9,068,119
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(1)                          16,970,000               15,866,950
Umbrella Acquisition, Inc., 9.135% Sr. Unsec. Unsub. Nts.,
3/15/15(1,14)                                                               11,604,750                9,718,978
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14                          5,535,000                5,535,000
                                                                                               ----------------
                                                                                                    159,799,854
                                                                                               ----------------
MULTILINE RETAIL--0.3%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14          14,270,000               14,091,625
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                 4,705,000                4,740,288
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                       4,700,000                4,805,750
                                                                                               ----------------
                                                                                                     23,637,663
                                                                                               ----------------
SPECIALTY RETAIL--0.3%
Burlington Coat Factory Warehouse Corp., 11.125% Sr. Unsec. Nts.,
4/15/14                                                                     13,432,000               13,969,280
Toys R Us, Inc., 7.375% Sr. Unsec. Unsub. Bonds, 10/15/18                   15,700,000               14,836,500
                                                                                               ----------------
                                                                                                     28,805,780
                                                                                               ----------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20            5,020,000                5,089,025
CONSUMER STAPLES--1.1%
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub.
Nts., 7/24/17(2)                                                            11,600,000   BRR          6,249,862
Cott Beverages, Inc., 8.375% Sr. Nts., 11/15/17(1)                           3,150,000                3,189,375
                                                                                               ----------------
                                                                                                      9,439,237
                                                                                               ----------------
FOOD & STAPLES RETAILING--0.3%
Pantry, Inc. (The), 7.75% Sr. Unsec. Sub. Nts., 2/15/14                      4,863,000                4,717,110
Real Time Data Co., 11% Nts., 5/31/09(5,6,7,14)                              8,836,185                       --
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17                                 16,825,000               14,974,250
Susser Holdings LLC/Susser Finance Corp., 8.50% Sr. Nts.,
5/15/16(1)                                                                   9,695,000                9,743,475
                                                                                               ----------------
                                                                                                     29,434,835
                                                                                               ----------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16(1)                9,470,000                9,777,775
ASG Consolidated LLC, 13.65% Sr. Nts., 5/15/17(1,14)                        10,345,000                9,388,088
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14                  5,965,000                6,718,081


                  23 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
FOOD PRODUCTS CONTINUED
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15(1)                            $      5,541,000         $      5,347,065
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17                                                       10,635,000               11,140,163
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(1)               5,375,000                5,186,875
                                                                                               ----------------
                                                                                                     47,558,047
                                                                                               ----------------
HOUSEHOLD PRODUCTS--0.0%
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18(1)              3,515,000                3,629,238
PERSONAL PRODUCTS--0.1%
Revlon Consumer Products Corp., 9.75% Sr. Sec. Nts., 11/15/15(1)             4,510,000                4,645,300
ENERGY--4.7%
ENERGY EQUIPMENT & SERVICES--0.4%
Gibson Energy ULC/GEP Midstream Finance Corp., 10% Sr. Unsec.
Nts., 1/15/18                                                                7,630,000                7,286,650
Global Geophysical Services, Inc., 10.50% Sr. Unsec Nts.,
5/1/17(1)                                                                   13,375,000               12,906,875
North American Energy Alliance LLC, 10.875% Sr. Sec. Nts.,
6/1/16(1)                                                                    7,135,000                7,384,725
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17(1)                     8,635,000                8,807,700
                                                                                               ----------------
                                                                                                     36,385,950
                                                                                               ----------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(1)                    5,500,000                5,472,500
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts., 10/15/14            8,860,000                8,594,200
Antero Resources Finance Corp., 9.375% Sr. Nts., 12/1/17(1)                 10,095,000               10,145,475
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16(1)                                   9,135,000                9,568,913
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts., 2/1/18                  16,514,000               17,690,623
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                 5,275,000                4,879,375
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                            4,800,000                4,668,000
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                                 8,700,000                9,265,500
Bumi Capital Pte Ltd., 12% Sr. Sec. Nts., 11/10/16(1)                        2,620,000                2,672,400
Chaparral Energy, Inc., 8.875% Sr. Unsec. Nts., 2/1/17                       9,585,000                8,866,125
Chesapeake Energy Corp., 6.625% Sr. Unsec. Nts., 1/15/16                     5,130,000                5,239,013
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Nts.,
12/15/17(1)                                                                  8,505,000                8,462,475
CONSOL Energy, Inc., 8.25% Sr. Nts., 4/1/20(1)                               4,705,000                4,928,488
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875% Sr.
Unsec. Nts., 2/15/18                                                         2,395,000                2,403,981
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18(1)                                                      12,000,000               13,830,000
11.75% Sr. Unsec. Nts., 1/23/15(1)                                          37,100,000               45,588,480
KMG Finance Sub BV, 7% Sr. Unsec. Nts., 5/5/20(1)                            4,100,000                4,136,080
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(1)                         18,670,000               19,206,763
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(1)                      11,305,000               11,305,000
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14                            10,670,000               11,097,120
Pan American Energy LLC, 7.875% Sr. Unsec. Nts., 5/7/21(1)                   5,500,000                5,527,500
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub.
Nts., 6/15/38                                                               11,540,000               11,831,535


                  24 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Penn Virginia Resource Partners LP, 8.25% Sr. Unsec. Unsub. Nts.,
4/15/18                                                               $      3,345,000         $      3,303,188
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20                                        3,480,000                3,525,243
5.875% Sr. Unsec. Nts., 3/1/18                                               2,520,000                2,608,210
7.875% Sr. Unsec. Nts., 3/15/19                                             11,400,000               13,111,322
Petrohawk Energy Corp., 10.50% Sr. Unsec. Nts., 8/1/14                      11,295,000               12,198,600
Petroleos de Venezuela SA, 5.25% Sr. Unsec. Unsub. Nts., 4/12/17             3,040,000                1,634,000
Petroleos Mexicanos:
6% Sr. Unsec. Nts., 3/5/20(1)                                                2,750,000                2,901,250
8% Unsec. Unsub. Nts., 5/3/19                                                9,520,000               11,376,400
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts.,
8/14/19(1)                                                                   8,000,000                9,160,000
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11(1)                                                                  11,469,763               11,449,439
PT Adaro Indonesia, 7.625% Nts., 10/22/19(1)                                 7,130,000                7,236,950
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15                                                1,690,000                1,677,325
9.125% Sr. Unsec. Nts., 8/15/19                                              3,415,000                3,483,300
11.75% Sr. Nts., 1/1/16                                                      4,740,000                5,249,550
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17                                        1,935,000                1,961,606
8% Sr. Unsec. Sub. Nts., 5/15/19                                             4,695,000                4,923,881
SandRidge Energy, Inc.:
8.75% Sr. Nts., 1/15/20(1)                                                   9,535,000                9,105,925
9.875% Sr. Unsec. Nts., 5/15/16(1)                                           8,710,000                8,884,200
Tengizchevroil LLP, 6.124% Nts., 11/15/14(1)                                13,153,069               13,613,426
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17(1)                     4,630,000                4,236,450
                                                                                               ----------------
                                                                                                    357,019,811
                                                                                               ----------------
FINANCIALS--3.7%
CAPITAL MARKETS--0.5%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69(1)                   3,000,000                3,345,000
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub. Nts., 3/1/16            4,069,000                3,570,548
E*TRADE Financial Corp., 12.50% Sr. Unsec. Unsub. Nts.,
11/30/17(14)                                                                 4,896,000                5,226,480
FoxCo Acquisition Sub LLC, 13.375% Sr. Nts., 7/15/16(1)                        310,000                  305,350
Graham Packaging Co. LP:
8.50% Sr. Nts., 1/1/17(1)                                                    4,350,000                4,306,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                        9,385,000                9,643,088
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr.
Nts., 4/1/15(1)                                                             22,655,000               17,897,450
                                                                                               ----------------
                                                                                                     44,294,416
                                                                                               ----------------
COMMERCIAL BANKS--1.5%
Banco BMG SA:
9.15% Nts., 1/15/16(1)                                                      18,050,000               19,223,250
9.95% Unsec. Unsub. Nts., 11/5/19(1)                                         3,800,000                4,101,530
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(1,2)                     2,920,000                2,876,200


                  25 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
COMMERCIAL BANKS CONTINUED
Banco do Brasil SA, 8.50% Jr. Sub. Perpetual Bonds(1,15)              $      8,450,000         $      9,358,375
Banco Panamericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20(1)                4,900,000                5,243,000
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                7,907,000   EUR          9,998,851
4.50% Sr. Sec. Nts., 7/13/21                                                 5,410,000   EUR          6,656,551
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                                  16,130,000               14,597,650
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(1)                                          3,585,000                3,369,900
9.25% Sr. Nts., 10/16/13(1)                                                 22,290,000               23,404,500
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(1)                                           11,665,000               12,074,943
6.375% Bonds, 4/30/22(1,2)                                                  11,895,000               10,980,584
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/04(1,5,7)                                                               5,010,000                       --
Salisbury International Investments Ltd., 4.455% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11(1,2)                                     5,200,000                4,794,400
                                                                                               ----------------
                                                                                                    126,679,734
                                                                                               ----------------
CONSUMER FINANCE--0.3%
JSC Astana Finance, 9.16% Nts., 3/14/12(5,7)                                27,100,000                6,775,000
SLM Corp.:
8% Sr. Nts., 3/25/20                                                         5,270,000                4,639,329
8.45% Sr. Unsec. Nts., Series A, 6/15/18                                     9,420,000                8,711,324
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts.,
7/15/15(1)                                                                   2,955,000                3,087,975
                                                                                               ----------------
                                                                                                     23,213,628
                                                                                               ----------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(6)                 10,508,362                8,406,690
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                              1,630,000   EUR          2,062,432
Banco Invex SA, 28.469% Mtg.-Backed Certificates, Series 062U,
3/13/34(2,16)                                                               17,962,375   MXN          4,834,094
Cloverie plc, 4.789% Sec. Nts., Series 2005-93, 12/20/10(2)                  6,900,000                6,633,660
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                                       13,840,000               12,836,600
JPMorgan Hipotecaria su Casita:
7.59% Sec. Nts., 8/26/35(6)                                                 20,232,960   MXN          1,408,236
26.924% Mtg.-Backed Certificates, Series 06U, 9/25/35(2)                     9,083,770   MXN          1,607,126
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97(1,17)              12,450,000                6,798,397
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds, 2/2/20(1)                  1,700,000                1,706,460
Universal City Development Partners Ltd., 8.875% Sr. Nts.,
11/15/15(1)                                                                  6,260,000                6,322,600
                                                                                               ----------------
                                                                                                     52,616,295
                                                                                               ----------------
INSURANCE--0.4%
American General Finance, 6.90% Nts., Series J, 12/15/17                    10,100,000                8,092,625
International Lease Finance Corp.:
5.875% Unsec. Unsub. Nts., 5/1/13                                           14,104,000               13,081,460
8.625% Sr. Nts., 9/15/15(1)                                                  6,140,000                5,833,000


                  26 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
INSURANCE CONTINUED
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16(1)                    $      8,280,000         $      8,528,400
                                                                                               ----------------
                                                                                                     35,535,485
                                                                                               ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14                              10,440,000                8,900,100
Wallace Theatre Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13(1,2)           1,250,000                1,254,688
                                                                                               ----------------
                                                                                                     10,154,788
                                                                                               ----------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(6)                      2,715,000                2,592,825
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                          1,678,000   EUR          2,105,281
4% Sec. Mtg. Nts., Series 2, 9/27/16                                        10,420,000   EUR         13,178,555
4.375% Sec. Nts., 5/19/14                                                    1,135,000   EUR          1,470,589
                                                                                               ----------------
                                                                                                     19,347,250
                                                                                               ----------------
HEALTH CARE--1.4%
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Accellent, Inc., 10.50% Sr. Unsec. Sub. Nts., 12/1/13                        6,235,000                6,172,650
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(14)                                        7,605,000                8,213,400
11.625% Sr. Unsec. Sub. Nts., 10/15/17                                       8,731,000                9,494,963
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub.
Nts., 2/1/16                                                                 3,160,000                3,104,700
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(14)           4,815,000                4,766,850
                                                                                               ----------------
                                                                                                     31,752,563
                                                                                               ----------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14(1)                                             2,830,000                3,028,100
12.375% Sr. Sec. Nts., 11/1/14(1)                                            5,740,000                6,156,150
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts., 7/1/17(1)                   1,475,000                1,493,438
Catalent Pharma Solutions, Inc., 8.956% Sr. Unsec. Nts.,
4/15/15(14)                                                                  5,103,831                4,886,918
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15              7,745,000                8,006,394
HCA, Inc., 6.375% Nts., 1/15/15                                             10,640,000                9,988,300
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16                           9,945,000               10,790,325
OnCure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17(1)                      3,360,000                3,166,800
Radiation Therapy Services, Inc., 9.875% Sr. Sub. Nts., 4/15/17(1)           4,965,000                4,791,225
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                   10,371,000                9,800,595
US Oncology Holdings, Inc., 6.643% Sr. Unsec. Nts., 3/15/12(2,14)            4,055,000                3,791,425
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17                             4,580,000                4,728,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8% Sr. Nts., 2/1/18                                                          4,580,000                4,419,700
                                                                                               ----------------
                                                                                                     75,048,220
                                                                                               ----------------
HEALTH CARE TECHNOLOGY--0.1%
Merge Healthcare, Inc., 11.75% Sr. Sec. Nts., 5/1/15(1)                      4,690,000                4,643,100
PHARMACEUTICALS--0.1%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts.,
11/15/14                                                                     6,075,000                6,409,125


                  27 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
INDUSTRIALS--3.5%
AEROSPACE & DEFENSE--0.6%
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17(1,4)     $      7,685,000         $      7,742,638
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec. Nts.,
4/1/15                                                                      16,745,000               13,500,656
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts.,
6/1/17(1)                                                                    4,735,000                4,829,700
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18(1)                     14,065,000               14,416,625
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                      10,370,000               10,421,850
                                                                                               ----------------
                                                                                                     50,911,469
                                                                                               ----------------
AIRLINES--0.6%
American Airlines, Inc., 10.50% Sr. Sec. Nts., 10/15/12(1)                  11,220,000               11,696,850
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14(1)                                              2,285,000                2,410,675
12.25% Sr. Sec. Nts., 3/15/15(1)                                            16,260,000               17,438,850
United Air Lines, Inc.:
9.875% Sr. Sec. 1st Lien Nts., 8/1/13(6)                                     8,355,000                8,605,650
12% Sr. Sec. 2nd Lien Nts., 11/1/13(6)                                      10,860,000               11,348,700
                                                                                               ----------------
                                                                                                     51,500,725
                                                                                               ----------------
BUILDING PRODUCTS--0.4%
AMH Holdings, Inc., 11.25% Sr. Unsec. Nts., 3/1/14                          14,670,000               15,036,750
Associated Materials LLC, 9.875% Sr. Sec. Nts., 11/15/16                     3,170,000                3,415,675
Goodman Global Group, Inc., 11.843% Sr. Nts., 12/15/14(1,13)                 7,910,000                4,864,650
Ply Gem Industries, Inc., 13.125% Sr. Sub. Nts., 7/15/14(1)                  9,335,000                9,498,363
                                                                                               ----------------
                                                                                                     32,815,438
                                                                                               ----------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
ACCO Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15                            2,590,000                2,823,100
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05(5,7)                                                                3,462,000                       --
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                 18,900,000               19,089,000
                                                                                               ----------------
                                                                                                     21,912,100
                                                                                               ----------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(1)                        15,572,662               17,285,655
Odebrecht Finance Ltd.:
7% Sr. Unsec. Nts., 4/21/20(1)                                               3,020,000                3,084,024
9.625% Sr. Unsec. Nts., 4/9/14(1)                                            2,970,000                3,474,900
                                                                                               ----------------
                                                                                                     23,844,579
                                                                                               ----------------
MACHINERY--0.4%
ArvinMeritor, Inc., 10.625% Sr. Unsec. Nts., 3/15/18                        12,065,000               12,849,225
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(1)                        8,050,000                7,868,875
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                              13,935,000               12,959,550
                                                                                               ----------------
                                                                                                     33,677,650
                                                                                               ----------------
MARINE--0.1%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17(1)              8,170,000                8,047,450
Navios Maritime Holdings, Inc., 8.875% Nts., 11/1/17(1)                      2,435,000                2,465,438
                                                                                               ----------------
                                                                                                     10,512,888
                                                                                               ----------------


                  28 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
PROFESSIONAL SERVICES--0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(1)              $     11,398,000         $     10,885,090
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec.
Nts., 6/15/18(1)                                                             2,355,000                2,449,200
                                                                                               ----------------
                                                                                                     13,334,290
                                                                                               ----------------
ROAD & RAIL--0.4%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                       6,305,000                6,100,088
9.625% Sr. Nts., 3/15/18(1)                                                  1,170,000                1,187,550
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16                             8,490,000                8,850,825
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(1)                       5,629,920                4,532,086
Transnet Ltd., 10.80% Sr. Unsec. Nts., 11/6/23                              18,000,000   ZAR          2,426,540
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(1)                     14,889,000               13,660,658
                                                                                               ----------------
                                                                                                     36,757,747
                                                                                               ----------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16(1)                                   3,445,000                3,393,325
Ashtead Holdings plc, 8.625% Sr. Sec. Nts., 8/1/15(1)                        2,780,000                2,766,100
RSC Equipment Rental, Inc/RSC Holdings III LLC:
9.50% Sr. Unsec. Nts., 12/1/14                                               3,500,000                3,495,625
10% Sr. Sec. Nts., 7/15/17(1)                                                1,525,000                1,643,188
United Rentals North America, Inc.:
7% Sr. Unsec. Unsub. Nts., 2/15/14                                           3,780,000                3,572,100
9.25% Sr. Unsec. Unsub. Nts., 12/15/19                                       3,305,000                3,346,313
                                                                                               ----------------
                                                                                                     18,216,651
                                                                                               ----------------
INFORMATION TECHNOLOGY--1.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts.,
8/1/16                                                                      16,575,000               17,362,313
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16                             14,540,000               14,394,600
                                                                                               ----------------
                                                                                                     31,756,913
                                                                                               ----------------
INTERNET SOFTWARE & SERVICES--0.1%
Bankrate, Inc., 11.75% Sr. Sec. Nts., 7/15/15(4,6)                           5,910,000                5,939,550
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18(1)                   4,720,000                4,507,600
                                                                                               ----------------
                                                                                                     10,447,150
                                                                                               ----------------
IT SERVICES--0.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                             6,335,000                5,749,013
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15                           21,160,000               16,187,400
SunGard Data Systems, Inc.:
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                        18,050,000               18,726,875
10.625% Sr. Unsec. Unsub. Nts., 5/15/15                                      4,440,000                4,767,450
                                                                                               ----------------
                                                                                                     45,430,738
                                                                                               ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Amkor Technologies, Inc., 7.375% Sr. Unsec. Nts., 5/1/18(1)                  4,905,000                4,782,375
Freescale Semiconductor, Inc.:
8.875% Sr. Unsec. Nts., 12/15/14                                            10,205,000                9,363,088
9.25% Sr. Sec. Nts., 4/15/18(1)                                              9,505,000                9,433,713
NXP BV/NXP Funding LLC:
7.875% Sr. Sec. Nts., 10/18/14                                              10,230,000                9,437,175


                  29 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
9.50% Sr. Unsec. Unsub. Nts., 10/15/15                                $     11,110,000         $      9,332,400
                                                                                               ----------------
                                                                                                     42,348,751
                                                                                               ----------------
MATERIALS--3.3%
CHEMICALS--0.9%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(1)                      11,215,000               11,551,450
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20(1)                                    4,100,000                4,161,500
Hexion US Finance Corp./Hexion Nova Scota Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                                12,965,000               11,765,738
9.75% Sr. Sec. Nts., 11/15/14                                                7,675,000                7,291,250
Huntsman International LLC, 7.375% Sr. Unsub. Nts., 1/1/15                  19,234,000               18,079,960
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18                             9,495,123               10,230,995
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub.
Nts., 12/1/16                                                               16,030,000               14,226,625
                                                                                               ----------------
                                                                                                     77,307,518
                                                                                               ----------------
CONSTRUCTION MATERIALS--0.2%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(1)                             8,034,000                7,029,750
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(1)                         4,340,000                4,209,800
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20(1)             3,300,000                3,349,500
                                                                                               ----------------
                                                                                                     14,589,050
                                                                                               ----------------
CONTAINERS & PACKAGING--0.6%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                 16,045,000               15,523,538
Cascades, Inc., 7.75% Sr. Unsec. Nts., 12/18/17                              2,415,000                2,415,000
Graphic Packing International, Inc., 9.50% Sr. Unsec. Unsub.
Nts., 6/15/17                                                               10,860,000               11,403,000
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13(5,7)                                    3,045,000                2,375,100
8.25% Sr. Unsec. Nts., 10/1/12(5,7)                                          9,965,000                7,847,438
Smurfit-Stone Container Corp., 8% Sr. Unsec. Unsub. Nts.,
3/15/17(5,7)                                                                 5,915,000                4,598,913
Stone Container Corp., 8.375% Sr. Nts., 7/1/12(5,7)                          3,060,000                2,394,450
                                                                                               ----------------
                                                                                                     46,557,439
                                                                                               ----------------
METALS & MINING--0.6%
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(1)                     2,700,000                2,767,500
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15(1)                         4,640,000                3,944,000
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15(2)                             4,890,000                4,743,300
United Maritime LLC/United Maritime Group Finance Corp., 11.75%
Sr. Sec. Nts., 6/15/15(1)                                                    6,515,000                6,189,250
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(1)                    28,320,000               30,231,600
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec.
Nts., 9/25/19(1)                                                             2,500,000                2,550,000
                                                                                               ----------------
                                                                                                     50,425,650
                                                                                               ----------------
PAPER & FOREST PRODUCTS--1.0%
Abitibi-Consolidated Co. of Canada:
6% Sr. Unsec. Unsub. Nts., 6/20/13(5,7)                                      6,665,000                  983,088
7.75% Sr. Unsec. Bonds, 8/1/30(5,7)                                          6,255,000                  922,613


                  30 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
PAPER & FOREST PRODUCTS CONTINUED
8.375% Sr. Unsec. Sub. Nts., 4/1/15(5,7)                              $      6,665,000         $        983,088
Abitibi-Consolidated, Inc., 8.85% Unsec. Bonds, 8/1/30(5,7)                  3,335,000                  491,913
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(1)                     19,545,000               18,567,750
Bowater Pulp & Paper Canada, Inc., 10.60% Sr. Unsec. Nts.,
1/15/11(5,7)                                                                 5,080,000                1,422,400
Bowater, Inc.:
6.50% Sr. Unsec. Nts., 6/15/13(5,7)                                         10,835,000                3,629,725
9% Sr. Unsec. Nts., 8/1/09(5,7)                                              2,780,000                  931,300
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(1)                         9,684,000                7,650,360
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Unsub. Nts.,
7/29/19                                                                      3,830,000                4,451,739
Grupo Papelero Scribe SA, 8.875% Sr. Nts., 4/7/20(1)                         4,100,000                3,561,875
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                              24,390,000               22,255,875
Verso Paper Holdings LLC:
9.125% Sr. Sec. Nts., 8/1/14                                                 8,070,000                7,747,200
11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16                              16,125,000               13,827,188
                                                                                               ----------------
                                                                                                     87,426,114
                                                                                               ----------------
TELECOMMUNICATION SERVICES--2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(1)                              8,550,000                7,652,250
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12             4,815,000                4,694,625
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                     4,585,000                4,309,900
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                          4,775,000                4,357,188
Global Crossing Ltd., 12% Sr. Sec. Nts., 9/15/15(1)                          7,670,000                8,168,550
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17                        9,320,000                9,483,100
Intelsat Jackson Holdings SA, 11.25% Sr. Unsec. Nts., 6/15/16                4,345,000                4,649,150
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16(1)                         13,455,000               12,984,075
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14              14,639,000               13,358,088
New Communications Holdings, Inc., 8.50% Sr. Nts., 4/15/20(1)               10,085,000               10,160,638
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15                 18,445,000               18,029,988
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(6)                     22,753,500   PEN          8,213,969
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19(1)                     6,195,000                7,449,488
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16                      4,620,000                4,677,750
                                                                                               ----------------
                                                                                                    118,188,759
                                                                                               ----------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
America Movil SAB de CV:
6.125% Sr. Nts., 3/30/40(1)                                                  5,500,000                5,782,805
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                     42,300,000   MXN          3,093,308
Clearwire Communications LLC/Clearwire Finance, Inc., 12% Sr.
Sec. Nts., 12/1/15(1)                                                       12,350,000               12,303,688
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14               18,220,000               18,584,400
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14                     18,475,000               19,121,625
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20(1)           6,090,000                6,330,555
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15               7,770,000                7,420,350


                  31 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Capital Corp., 8.75% Nts., 3/15/32                             $      8,035,000         $      7,713,600
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(5,7)                                5,135,000                       --
                                                                                               ----------------
                                                                                                     80,350,331
                                                                                               ----------------
UTILITIES--1.9%
ELECTRIC UTILITIES--1.2%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts.,
7/30/19(1)                                                                   5,600,000                6,097,000
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                          17,720,000               11,429,400
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts.,
7/29/19(1)                                                                   5,140,000                5,814,625
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17               3,205,000                2,387,725
Eskom Holdings Ltd.:
9.25% Bonds, Series ES18, 4/20/18                                           38,000,000   ZAR          5,079,677
10% Nts., Series ES23, 1/25/23                                             116,000,000   ZAR         15,648,386
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(1)                          17,680,000               19,591,562
Majapahit Holding BV:
7.25% Nts., 10/17/11(1)                                                      3,910,000                4,125,050
7.75% Nts., 10/17/16(1)                                                      8,820,000                9,724,050
8% Sr. Unsec. Nts., 8/7/19(1)                                                4,000,000                4,420,000
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16                 421,000,000   PHP          8,614,357
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec.
Nts., Series A, 11/1/15                                                      3,795,000                2,523,675
TGI International Ltd., 9.50% Nts., 10/3/17(1)                               5,268,000                5,893,575
                                                                                               ----------------
                                                                                                    101,349,082
                                                                                               ----------------
ENERGY TRADERS--0.7%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(1)                                    5,760,000                6,041,163
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16                        5,830,000                4,642,138
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20(1)                  9,130,000                9,130,000
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                     4,835,000                4,798,738
7.375% Sr. Nts., 2/1/16                                                      9,500,000                9,476,250
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(1)                                       4,920,000                5,467,104
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(1)                                       4,370,000                4,785,150
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts.,
1/29/15(1)                                                                   3,700,000                3,920,490
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14                 8,205,000                8,122,950
                                                                                               ----------------
                                                                                                     56,383,983
                                                                                               ----------------
Total Corporate Bonds and Notes (Cost $2,418,701,895)                                             2,412,833,106
                                                                                               ----------------

                                                                           SHARES
                                                                      ----------------
PREFERRED STOCKS--0.3%
Ally Financial, Inc., 7%, Non-Vtg.(1,7)                                         11,735                9,122,129
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(7,14)                     338,141                       --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg.(7)                                                           44,000                       --


                  32 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                           SHARES                    VALUE
                                                                      ----------------         ----------------
Greektown Holdings LLC, Preferred Stock(7)                                     109,250         $     12,345,250
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(7,14)                          5,816                       --
                                                                                               ----------------
Total Preferred Stocks (Cost $35,621,183)                                                            21,467,379
                                                                                               ----------------
COMMON STOCKS--0.4%
American Media, Inc.(6,7)                                                       10,986                        1
Arco Capital Corp. Ltd.(6,7,18)                                              2,494,716                6,236,790
Charter Communications, Inc., Cl. A(7)                                         418,968               14,789,570
Dana Holding Corp.(7)                                                          426,405                4,264,050
Global Aviation Holdings, Inc.(7)                                                   32                   32,000
MHP SA, GDR(1,7)                                                               243,656                3,167,528
Orbcomm, Inc.(7)                                                                30,391                   55,312
Premier Holdings Ltd.(7)                                                       799,833                       --
Solutia, Inc.(7)                                                               317,375                4,157,613
Sprint Nextel Corp.(7)                                                         858,137                3,638,501
                                                                                               ----------------
Total Common Stocks (Cost $62,451,624)                                                               36,341,365
                                                                                               ----------------
                                                                            UNITS
                                                                      ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
ASG Consolidated LLC/American Seafoods Group Wts., Strike Price
$0.01, Exp. 5/15/18(1,7)                                                        10,325                  779,538
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
2/28/11(7)                                                                       4,020                       40
                                                                                               ----------------
Total Rights, Warrants and Certificates (Cost $325,092)                                                 779,578
                                                                                               ----------------

                                                                          PRINCIPAL
                                                                           AMOUNT
                                                                      ----------------
STRUCTURED SECURITIES--8.2%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30      37,140,000,000   IDR          4,363,387
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30      49,300,000,000   IDR          5,792,002
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%,
9/17/25                                                                 36,870,000,000   IDR          4,648,915
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24          13,030,000,000   IDR          1,532,265
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24          29,460,000,000   IDR          3,464,353
Indonesia (Republic of) Total Return Linked Nts., Series 50,
10.50%, 8/19/30                                                         30,680,000,000   IDR          3,644,493
Indonesia (Republic of) Total Return Linked Nts., Series 51,
10.50%, 8/19/30                                                         26,580,000,000   IDR          3,157,452
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%,
9/17/25                                                                 26,580,000,000   IDR          3,341,451
Citigroup Funding, Inc.:                                                     4,920,000   GHS          3,404,947
Ghana (Republic of) Credit Linked Bonds, Series 1, 13.95%,
12/15/10(2,6)
Ghana (Republic of) Credit Linked Bonds, Series 10, 13.95%,
12/15/10(2,6)                                                                2,080,000   GHS          1,439,490
Indonesia (Republic of) Credit Linked Nts., 10%, 9/19/24                23,000,000,000   IDR          2,714,837
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19             64,200,000,000   IDR          8,640,265


                  33 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19             64,260,000,000   IDR   $      8,648,340
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19             30,890,000,000   IDR          4,157,286
Indonesia (Republic of) Credit Linked Nts., Series 03, 10.50%,
8/19/30                                                                 24,990,000,000   IDR          2,935,946
Indonesia (Republic of) Credit Linked Nts., Series 23, 11%,
9/17/25                                                                 24,580,000,000   IDR          3,125,036
Indonesia (Republic of) Credit Linked Nts., Series 25, 11%,
9/17/25                                                                 46,020,000,000   IDR          5,785,311
Indonesia (Republic of) Credit Linked Nts., Series 52, 10.50%,
8/19/30                                                                 32,770,000,000   IDR          3,849,978
Indonesia (Republic of) Credit Linked Nts., Series 55, 10.50%,
8/19/30                                                                 46,020,000,000   IDR          5,466,739
Indonesia (Republic of) Total Return Linked Nts., 11%, 9/17/25          28,180,000,000   IDR          3,542,591
Indonesia (Republic of) Total Return Linked Nts., Series 53,
10.50%, 8/19/30                                                         28,180,000,000   IDR          3,347,517
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18(6)          8,155,000,000   COP          5,127,730
Colombia (Republic of) Credit Linked Nts., 13.351%, 2/26/15(6,16)        5,870,000,000   COP          6,556,819
Colombia (Republic of) Credit Linked Nts., Series 01, 13.351%,
2/26/15(6,16)                                                            2,175,000,000   COP          2,429,486
Colombia (Republic of) Credit Linked Nts., Series 02, 13.351%
2/26/15(6,16)                                                            3,317,000,000   COP          3,705,105
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12(6)                                                               4,498,269,508   COP          2,774,554
Colombia (Republic of) Total Return Linked Bonds, Series B,
9.25%, 5/15/14                                                          11,585,000,000   COP          6,631,055
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(6)       10,490,000,000   COP          6,470,283
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(6)        7,206,900,000   COP          4,445,251
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(6)        8,514,000,000   COP          5,251,476
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12(6)              182,600,000   DOP          5,171,232
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11(5,7)                          196,587,000   RUR                629
Pemex Project Funding Master Total Return Linked Nts., 1.588%,
5/12/11                                                                     50,000,000               50,063,104
Russian Oreniz Total Return Linked Nts., 9.24%, 2/24/12(2)                 392,355,000   RUR         10,038,024
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%,
1/19/17                                                                 55,679,000,000   VND          1,458,329
Credit Suisse First Boston, Inc. (Nassau Branch), Russian
Specialized Construction & Installation Administration Total
Return Linked Nts., 5/20/10(5,7)                                           335,100,000   RUR              1,072
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/27/12                                                269,570,000   RUR          7,973,951
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                    79,950,000   RUR          2,875,766
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                    59,420,000   RUR          2,137,311
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                    85,510,000   RUR          3,075,757


                  34 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11                                     13,407,225   MXN   $        999,759
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11                                      8,830,822   MXN            658,502
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.103%, 4/30/25(6,13)              5,932,549                3,756,488
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.241%, 4/30/25(6,13)              7,535,870                4,771,711
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%, 4/30/25(6,13)              6,020,278                3,812,038
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.342%, 4/30/25(6,13)              5,658,804                3,583,153
Coriolanus Ltd. Sec. Credit Linked Nts., 10.304%, 12/31/17(6)               57,680,000   BRR         21,370,360
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10(6)                  9,600,000                6,523,200
Coriolanus Ltd. Sec. Credit Linked Nts., 3.138%, 4/30/25(6,13)               5,302,950                3,357,827
Coriolanus Ltd. Sec. Credit Linked Nts., 3.191%, 4/30/25(6,13)               6,602,603                4,180,767
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%,
4/26/11(2,6)                                                                 6,050,000                6,480,760
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30             57,330,000,000   IDR          6,767,027
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/22/21             23,160,000,000   IDR          3,407,880
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%,
6/22/21                                                                 79,300,000,000   IDR         11,625,065
Indonesia (Republic of) Credit Linked Nts., Series 03, 11%,
9/17/25                                                                 35,580,000,000   IDR          4,499,643
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                    88,460,000   RUR          3,181,160
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(2)                    74,280,000   RUR          2,671,225
Opic Reforma I Credit Linked Nts., Cl. 1A, 7.935%, 9/24/14(2,6)             38,400,000   MXN          2,969,137
Opic Reforma I Credit Linked Nts., Cl. 1B, 7.935%, 9/24/14(2,6)              7,680,000   MXN            593,827
Opic Reforma I Credit Linked Nts., Cl. 1C, 7.935%, 9/24/14(2,6)             12,800,000   MXN            989,712
Opic Reforma I Credit Linked Nts., Cl. 1D, 7.935%, 9/24/14(2,6)              6,400,000   MXN            494,856
Opic Reforma I Credit Linked Nts., Cl. 1E, 7.935%, 9/24/14(2,6)              8,960,000   MXN            692,799
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.453%, 5/22/15(2,6)              3,664,197   MXN            283,320
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.453%, 5/22/15(2,6)              6,410,601   MXN            495,676
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.453%, 5/22/15(2,6)             96,656,316   MXN          7,473,590
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.453%, 5/22/15(2,6)              7,044,180   MXN            544,665
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.453%, 5/22/15(2,6)              5,117,729   MXN            395,709
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.453%, 5/22/15(2,6)              3,268,436   MXN            252,720
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.453%, 5/22/15(2,6)                601,913   MXN             46,541
Ukraine (Republic of) 5 yr. Total Return Linked Nts., 4.05%,
8/27/10                                                                      6,110,000                5,924,500
Ukraine (Republic of) 5.5 yr. Total Return Linked Nts., 4.05%,
3/1/11                                                                       6,160,000                5,244,686
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%,
8/30/11                                                                      6,160,000                4,691,641
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%,
2/29/12                                                                      6,160,000                4,229,394
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%,
8/30/12                                                                      6,160,000                3,857,515
United Mexican States Credit Linked Nts., 9.52%, 1/5/11                      8,796,084   MXN            655,912
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.664%, 4/30/12(2,6)                                            15,000,000               11,527,500
Series 335, 2.114%, 4/30/12(2,6)                                            17,500,000               15,365,000


                  35 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.798%, 3/29/17(1,13)                                                      81,020,000   TRY   $     21,178,286
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
Linked Nts., 10.479%, 2/8/37(6,13)                                     245,971,200,000   COP          8,170,338
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.805%, 12/20/17(2,6)                                       24,000,000               19,764,000
Series 2008-01, 9.878%, 8/2/10(5,6,7,13)                                    37,994,727   BRR          2,104,971
Series 2008-2A, 6.99%, 9/17/13(2,6)                                         42,323,125               42,674,407
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.242%,
10/31/16(6,13)                                                          54,113,000,000   COP         17,006,007
Colombia (Republic of) Credit Linked Bonds, Series A, 10.242%,
10/31/16(6,13)                                                          53,883,000,000   COP         16,933,725
Indonesia (Republic of) Credit Linked Bonds, Series 04, 11%,
9/17/25(1,4)                                                            26,580,000,000   IDR          3,341,451
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19             47,880,000,000   IDR          6,352,601
Indonesia (Republic of) Credit Linked Nts., Series 04, 10.50%,
8/19/30(6)                                                              24,990,000,000   IDR          2,899,557
Indonesia (Republic of) Credit Linked Nts., Series 52, 10.50%,
8/19/30(1,4)                                                            30,680,000,000   IDR          3,644,493
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%,
9/17/25(1,4)                                                            30,680,000,000   IDR          3,856,874
Indonesia (Republic of) Total Return Linked Nts., 10.50%,
8/19/30(1)                                                              28,180,000,000   IDR          3,347,517
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%,
9/17/25(1)                                                              28,180,000,000   IDR          3,542,591
JPMorgan Chase & Co., London Branch, Indonesia (Republic of)
Credit Linked Nts., 12.80%, 6/17/21                                     68,130,000,000   IDR          9,984,250
JPMorgan Chase Bank NA:
Export-Import Bank Total Return Linked Bonds, 6.55%, 3/13/13               799,000,000   INR         15,909,467
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%,
8/19/30(1)                                                              57,330,000,000   IDR          6,810,260
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%,
9/17/25(1)                                                              22,150,000,000   IDR          2,784,542
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%,
9/17/25(1)                                                              44,300,000,000   IDR          5,569,084
Indonesia (Republic of) Credit Linked Nts., Series 5, 10.50%,
8/19/30(1)                                                              54,415,000,000   IDR          6,463,986
Russian Federation Credit Linked Bonds, 10%, 9/30/11(1,2)                  244,200,000   RUR          8,342,027
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC
Credit Linked Nts., 7.55%, 5/24/12(6)                                        9,637,197                6,700,743
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%,
11/17/16(6)                                                              7,928,000,000   COP          4,016,898
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(1)                    15,932,000   PEN          4,431,977
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR,
5%, 8/22/34                                                                264,697,127   RUR          4,162,535


                  36 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/10/12             63,115,029   RUR   $      2,045,472
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.561%,
1/5/22(1,13)                                                               113,353,000   BRR          6,805,513
Ukraine (Republic of) Credit Linked Nts., 2.256%, 10/15/17(2,6)              9,480,000                7,584,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 3.126%,
10/15/17(2,6)                                                                5,400,000                4,320,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(6)                   300,000                  253,740
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12            21,775,092               21,585,649
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12            32,582,381               32,285,845
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked
Bonds, 12.684%, 11/24/10(6,13)                                              11,550,000   GHS          7,590,572
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
12/28/11(6)                                                                  4,821,752   GHS          3,317,566
                                                                                               ----------------
Total Structured Securities (Cost $747,289,532)                                                     687,345,744
                                                                                               ----------------
EVENT-LINKED BONDS--1.4%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.434%, 5/22/12(1,2)            5,516,000                5,484,697
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 11.791%,
2/24/12(1,2)                                                                 2,356,000                2,428,094
Blue Fin Ltd. Catastrophe Linked Nts., 9.412%, 5/28/13(1,2)                  1,608,000                1,580,527
Caelus Re II Ltd. Catastrophe Linked Nts., 6.50%, 5/24/13(1,2)               2,153,000                2,128,908
East Lane Re II Ltd. Catastrophe Linked Nts., 14.791%, 4/7/11(1,2)           5,761,000                5,538,337
East Lane Re III Ltd. Catastrophe Linked Nts., 10.541%, 3/16/12(1,2)         8,620,000                8,874,075
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.244%, 8/10/11(1,2)            7,877,000                7,947,105
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A,
5.907%, 2/3/14(1,2)                                                          2,343,000                2,277,982
Lodestone Re Ltd. Catastrophe Linked Nts., Series CLA, 6.25%,
5/17/13(1,2)                                                                 2,398,000                2,355,795
Longpoint Re Ltd. Catastrophe Linked Nts.:
5.466%, 12/18/13(1,2)                                                        4,069,000                3,934,723
5.40%, 12/24/12(1,2)                                                         3,415,000                3,331,333
Merna Reinsurance II Ltd. Catastrophe Linked Nts., 3.65%,
4/8/13(1,2)                                                                  3,955,000                3,981,736
Midori Ltd. Catastrophe Linked Nts., 3.053%, 10/24/12(1,2)                   6,696,000                6,660,511
Multicat Mexico 2009 Ltd. Catastrophe Linked Nts.:
10.25%, 10/19/12(1,2)                                                        1,279,000                1,276,058
11.50%, 10/19/12(1,2)                                                        3,826,000                4,058,238
Muteki Ltd. Catastrophe Linked Nts., 4.845%, 5/24/11(1,2)                    5,750,000                5,710,325
Redwood Capital XI Ltd. Catastrophe Linked Nts., 6.25%,
1/10/11(1,2)                                                                 2,854,000                2,878,644
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts., Series
CL2, 12.038%, 6/6/11(1,2)                                                    7,265,000                7,054,315


                  37 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                    VALUE
                                                                      ----------------         ----------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
6.717%, 6/6/13(1,2)                                                   $      3,434,000         $      3,392,637
9.017%, 6/6/13(1,2)                                                          2,036,000                2,009,624
13.117%, 6/6/13(1,2)                                                         2,036,000                2,001,398
13.117%, 6/6/13(1,2)                                                         3,434,000                3,389,255
Successor X Ltd. Catastrophe Linked Nts.:
13.992%, 12/9/10(1,13)                                                       2,000,000                1,861,000
24.096%, 12/9/10(1,13)                                                       2,012,000                1,789,272
16.75%, 4/4/13(1,2)                                                          3,612,000                3,229,489
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%,                    12,045,000               18,940,763
6/24/11(1,13)
                                                                                               ----------------
Total Event-Linked Bonds (Cost $108,713,231)                                                        114,114,841
                                                                                               ----------------

                                            EXPIRATION     STRIKE
                                               DATE         PRICE        CONTRACTS
                                            ----------   -----------   -------------
OPTIONS PURCHASED--0.0%
Australian Dollar (AUD)
Call(7)                                       8/23/10    $ 0.874          35,520,000    259,033
Japanese Yen (JPY) Put(7)                     8/23/10     12.750 JPY   1,265,000,000     84,586
Japanese Yen (JPY) Put(7)                     8/23/10     12.350 JPY   1,265,000,000     17,366
South Korean Won (KRW) Put(7)                 8/24/10     12.400 JPY   2,025,000,000     49,656
South Korean Won (KRW) Put(7)                11/29/10     12.250 JPY     550,000,000     70,170
South Korean Won (KRW) Put(7)                11/29/10     12.440 JPY     550,000,000     74,686
South Korean Won (KRW) Put(7)                11/29/10     12.200 JPY     586,000,000     54,613
South Korean Won (KRW) Put(7)                11/29/10     12.050 JPY     586,000,000     44,605
South Korean Won (KRW) Put(7)                11/29/10     11.955 JPY     586,000,000     46,092
                                                                                       -------
Total Options Purchased (Cost $2,415,967)                                              700,807
                                                                                       -------

                                                                             SHARES
                                                                          -----------
INVESTMENT COMPANIES--17.0%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares,
0.00% (19,20)                                                               9,564,193         9,564,193
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.28% (18,19)                                                      233,393,586       233,393,586
Oppenheimer Master Event-Linked Bond Fund, LLC (18)                         3,355,445        35,644,432
Oppenheimer Master Loan Fund, LLC (18)                                    107,611,026     1,156,022,614
                                                                                        ---------------
Total Investment Companies (Cost $1,441,846,469)                                          1,434,624,825
                                                                                        ---------------


                  38 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                             SHARES          VALUE
                                                                          -----------   ---------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $9,722,385,267)                                $ 9,546,793,074
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6%
OFI Liquid Assets Fund, LLC, 0.29%(18,19) (Cost $51,883,000)               51,883,000        51,883,000
TOTAL INVESTMENTS, AT VALUE (COST $9,774,268,267)                               114.0%    9,598,676,074
Liabilities in Excess of Other Assets                                           (14.0)   (1,178,228,898)
                                                                          -----------   ---------------
NET ASSETS                                                                      100.0%  $ 8,420,447,176
                                                                          ===========   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD  Australian Dollar
BRR  Brazilian Real
CAD  Canadian Dollar
COP  Colombian Peso
DKK  Danish Krone
DOP  Dominican Republic Peso
EGP  Egyptian Pound
EUR  Euro
GBP  British Pound Sterling
GHS  Ghana Cedi
HUF  Hungarian Forint
IDR  Indonesia Rupiah
ILS  Israeli Shekel
INR  Indian Rupee
JPY  Japanese Yen
KRW  South Korean Won
MXN  Mexican Nuevo Peso
MYR  Malaysian Ringgit
NOK  Norwegian Krone
PEN  Peruvian New Sol
PHP  Philippines Peso
PLZ  Polish Zloty
RUR  Russian Ruble
SEK  Swedish Krona
TRY  New Turkish Lira
VND  Vietnam Dong
ZAR  South African Rand

(1.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,088,372,736 or 24.80% of the Fund's net assets as of June 30, 2010.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) All or a portion of the security position was acquired, and has been pledged as collateral, in connection with the Fund's participation in the Term Asset-Back Securities Loan Facility program (the "TALF Program") operated by the Federal Reserve Bank of New York. In the aggregate, the period end value of assets purchased in connection with the TALF Program constitute11.83% of the Fund's net assets. Of the assets purchased, 6.53% of Fund's net assets are asset-backed securities while 5.30% of the Fund's net assets are commercial mortgage-backed securities. See accompanying Notes.

(4.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $387,522,703, which represents 4.60% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:


                  39 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                                                              UNREALIZED
                                                                ACQUISITION                                  APPRECIATION
SECURITY                                                            DATE            COST          VALUE     (DEPRECIATION)
--------                                                     -----------------  ------------  ------------  --------------
American Media, Inc.                                                    2/2/09  $    243,381  $          1  $    (243,380)
Arco Capital Corp. Ltd.                                                2/27/07    37,420,740     6,236,790    (31,183,950)
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26      2/22/06-11/21/06    10,638,652     8,406,690     (2,231,962)
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16                   4/20/06     2,693,742     2,592,825       (100,917)
Bankrate, Inc., 11.75% Sr. Sec. Nts., 7/15/15                          6/29/10     5,855,451     5,939,550         84,099
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29          1/4/10-3/3/10     1,820,954     2,242,450        421,496
Citigroup Funding, Inc., Ghana (Republic of) Credit Linked
Bonds, Series 1, 13.95%, 12/15/10                                      2/11/10     3,423,080     3,404,947        (18,133)
Citigroup Funding, Inc., Ghana (Republic of) Credit Linked
Bonds, Series 10, 13.95%, 12/15/10                                     1/27/10     1,444,278     1,439,490         (4,788)
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Credit Linked Bonds, 11.25%, 10/25/18                              12/9/08     3,437,870     5,127,730      1,689,860
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Credit Linked Nts., 13.351%, 2/26/15                               7/18/08     5,297,039     6,556,819      1,259,780
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Credit Linked Nts., Series 01, 13.351%, 2/26/15                    7/31/08     1,984,813     2,429,486        444,673
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Credit Linked Nts., Series 02, 13.351% 2/26/15                      8/8/08     3,054,705     3,705,105        650,400
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Credit Linked Nts., Series II, 15%, 4/27/12                         1/6/05     2,013,682     2,774,554        760,872
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Unsec. Credit Linked Nts., 15%, 4/27/12                     9/20/04-5/5/06     4,251,335     6,470,283      2,218,948
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Unsec. Credit Linked Nts., 15%, 4/27/12                            1/21/05     3,214,082     4,445,251      1,231,169
Citigroup Global Markets Holdings, Inc., Colombia (Republic
of) Unsec. Credit Linked Nts., 15%, 4/27/12                    12/16/04-5/5/06     3,790,758     5,251,476      1,460,718
Citigroup Global Markets Holdings, Inc., Dominican Republic
Unsec. Credit Linked Nts., 15%, 3/12/12                                 3/7/07     5,482,278     5,171,232       (311,046)
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1, Cl. A2, 0.847%, 1/27/37                 5/29/08     2,831,684     1,114,127     (1,717,557)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds,
3.103%, 4/30/25                                                        5/18/10     3,760,570     3,756,488         (4,082)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds,
3.241%, 4/30/25                                                        9/25/09     4,707,434     4,771,711         64,277
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds,
3.269%, 4/30/25                                                        8/18/09     3,750,531     3,812,038         61,507
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds,
3.342%, 4/30/25                                                        4/16/09     3,501,271     3,583,153         81,882
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts.,
10.304%, 12/31/17                                                      9/19/07    24,011,968    21,370,360     (2,641,608)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts.,
10.62%, 9/10/10                                                         8/2/07     9,600,000     6,523,200     (3,076,800)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts.,
3.138%, 4/30/25                                                        3/30/10     3,348,015     3,357,827          9,812
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts.,
3.191%, 4/30/25                                                       12/17/09     4,145,566     4,180,767         35,201
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts.,
Series 113, 9%, 4/26/11                                                12/8/08     6,014,206     6,480,760        466,554
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1A, 7.935%, 9/24/14                                                   12/28/07     3,529,276     2,969,137       (560,139)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1B, 7.935%, 9/24/14                                                    6/13/08       740,364       593,827       (146,537)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1C, 7.935%, 9/24/14                                                    8/13/08     1,259,502       989,712       (269,790)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1D, 7.935%, 9/24/14                                                     8/7/09       491,201       494,856          3,655
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1E, 7.935%, 9/24/14                                                    9/10/09       669,726       692,799         23,073
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2A, 8.453%, 5/22/15                                                    5/22/08       353,295       283,320        (69,975)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2B, 8.453%, 5/22/15                                                    6/13/08       617,992       495,676       (122,316)


                  40 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2C, 8.453%, 5/22/15                                                    6/19/08     9,377,660     7,473,590     (1,904,070)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2D, 8.453%, 5/22/15                                                     7/9/08       682,820       544,665       (138,155)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2E, 8.453%, 5/22/15                                                    7/16/08       496,911       395,709       (101,202)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2F, 8.453%, 5/22/15                                                    8/11/08       321,793       252,720        (69,073)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2G, 8.453%, 5/22/15                                                    8/25/08        59,373        46,541        (12,832)
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl.
C2, 11.96%, 4/15/11                                                     4/9/99    15,000,000           150    (14,999,850)
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 6.073%, 10/15/30                            6/27/01    24,207,164     5,772,140    (18,435,024)
Eirles Two Ltd. Sec. Nts., Series 324, 3.664%, 4/30/12                 4/17/07    15,018,056    11,527,500     (3,490,556)
Eirles Two Ltd. Sec. Nts., Series 335, 2.114%, 4/30/12                 9/17/07    17,248,371    15,365,000     (1,883,371)
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25                         8/17/00     2,730,094            --     (2,730,094)
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37                                    1/18/07    18,267,144     8,170,338    (10,096,806)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.805%,
12/20/17                                                     12/31/07-10/23/09    22,758,151    19,764,000     (2,994,151)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.878%,
8/2/10                                                        4/18/08-10/01/08    19,017,779     2,104,971    (16,912,808)
Hallertau SPC Credit Linked Nts., Series 2008-2A, 6.99%,
9/17/13                                                               10/23/08    42,777,972    42,674,407       (103,565)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. B, 2.088%, 8/15/22                           11/6/07    18,492,428    11,550,000     (6,942,428)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. C, 3.388%, 8/15/22                            6/8/07    17,780,000     8,534,400     (9,245,600)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts., Series 2007-1A, Cl. D, 5.388%, 8/15/22                            6/8/07    17,780,000     7,823,200     (9,956,800)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked
Bonds, 10.242%, 10/31/16                                              10/16/06     8,517,903    17,006,007      8,488,104
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked
Bonds, Series A, 10.242%, 10/31/16                                    10/18/06     8,527,395    16,933,725      8,406,330
JPMorgan Chase & Co., Indonesia (Republic of) Credit Linked
Nts., Series 04, 10.50%, 8/19/30                                        5/6/10     2,732,837     2,899,557        166,720
JPMorgan Hipotecaria su Casita, 7.59% Sec. Nts., 8/26/35               3/21/07     1,834,690     1,408,236       (426,454)
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12                      6/20/07     9,698,893     6,700,743     (2,998,150)
Libbey Glass, Inc., 10% Sr. Sec. Nts., 2/15/15                 1/28/10-2/16/10     7,031,958     7,363,200        331,242
Madison Avenue CDO Ltd., Collateralized Debt Obligations,
Series 2A, Cl. C1, 2.687%, 3/24/14                                     2/23/01     3,094,435        83,804     (3,010,631)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts.,
10%, 11/17/16                                                         10/20/06     3,387,746     4,016,898        629,152
Morgan Stanley Capital Services, Inc., Ukraine (Republic
of) Credit Linked Nts., 2.256%, 10/15/17                               11/2/07     9,480,000     7,584,000     (1,896,000)
Morgan Stanley Capital Services, Inc., Ukraine (Republic
of) Credit Linked Nts., Series 2, 3.126%, 10/15/17                      2/4/08     5,400,000     4,320,000     (1,080,000)
Morgan Stanley Capital Services, Inc., United Mexican
States Credit Linked Nts., 5.64%, 11/20/15                             11/3/05       300,000       253,740        (46,260)
NC Finance Trust, Collateralized Mtg. Obligation
Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
1/25/29                                                         2/24/99-3/4/99     4,395,306       212,568     (4,182,738)
Real Time Data Co., 11% Nts., 5/31/09                          6/30/99-5/31/01     6,781,954            --     (6,781,954)
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked
Bonds, 12.684%, 11/24/10                                               5/27/10     7,690,298     7,590,572        (99,726)
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16                   10/3/05     6,786,049     8,213,969      1,427,920
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
12/28/11                                                              12/22/06     5,263,418     3,317,566     (1,945,852)
United Air Lines, Inc., 9.875% Sr. Sec. 1st Lien Nts.,
8/1/13                                                         1/11/10-4/28/10     8,345,632     8,605,650        260,018
United Air Lines, Inc., 12% Sr. Sec. 2nd Lien Nts., 11/1/13    1/11/10-4/28/10    10,621,231    11,348,700        727,469
                                                                                ------------  ------------  -------------
                                                                                $521,304,902  $387,522,703  $(133,782,199)
                                                                                ============  ============  =============

(7.)  Non-income producing security.


                  41 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

(8.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $56,919,886 or 0.68% of the Fund's net assets as of June 30, 2010.

(9.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $45,764,753. See accompanying Notes.

(10.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(11.) All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $9,489,077. See accompanying Notes.

(12.) Partial or fully-loaned security. See accompanying Notes.

(13.)  Zero coupon bond reflects effective yield on the date of purchase.

(14.) Interest or dividend is paid-in-kind, when applicable.

(15.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(16.) Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

(17.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(18.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                         SHARES
                                                    SEPTEMBER 30,      GROSS            GROSS        JUNE 30,
                                                         2009        ADDITIONS        REDUCTIONS       2010
                                                    -------------  -------------    ------------   -----------
Arco Capital Corp. Ltd.                                 2,383,674        111,042               --    2,494,716
OFI Liquid Assets Fund, LLC                            23,441,250    157,109,168      128,667,418   51,883,000
Oppenheimer Institutional Money Market Fund, Cl. E    218,406,057  2,873,409,975    2,858,422,446  233,393,586
Oppenheimer Master Event-Linked Bond Fund, LLC          3,242,904        300,831          188,290    3,355,445
Oppenheimer Master Loan Fund, LLC                      65,013,938     47,556,735(a)     4,959,647  107,611,026

                                                                                    REALIZED
                                                         VALUE         INCOME         GAIN
                                                    --------------  -----------    ----------
Arco Capital Corp. Ltd.                             $    6,236,790  $        --    $       --
OFI Liquid Assets Fund, LLC                             51,883,000       50,519(b)         --
Oppenheimer Institutional Money Market Fund, Cl. E     233,393,586      341,780            --
Oppenheimer Master Event-Linked Bond Fund, LLC          35,644,432    2,140,681(c)    481,225(c)
Oppenheimer Master Loan Fund, LLC                    1,156,022,614   62,283,074(d)  6,000,035(d)
                                                    --------------  -----------    ----------
                                                    $1,483,180,422  $64,816,054    $6,481,260
                                                    ==============  ===========    ==========

(a.) All or a portion is the result of a corporate action.

(b.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(c.) Represents the amount allocated to the Fund from Oppenheimer Master
     Event-Linked Bond Fund, LLC.

(d.) Represents the amount allocated to the Fund from Oppenheimer Master Loan
     Fund, LLC.

(19.) Rate shown is the 7-day yield as of June 30, 2010.

(20.) Interest rate is less than 0.0005%.


                  42 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that as of June 30, 2010 based on valuation input level:

                                                LEVEL 1--          LEVEL 2--             LEVEL 3--
                                               UNADJUSTED      OTHER SIGNIFICANT        SIGNIFICANT
                                              QUOTED PRICES    OBSERVABLE INPUTS    UNOBSERVABLE INPUTS         VALUE
                                             --------------    -----------------    -------------------   ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                      $           --     $  719,829,177         $  31,207,539       $   751,036,716
Mortgage-Backed Obligations                              --      1,882,059,034                    --         1,882,059,034
U.S. Government Obligations                              --        152,234,375                    --           152,234,375
Foreign Government Obligations                           --      1,827,139,381            11,652,977         1,838,792,358
Loan Participations                                      --        214,462,946                    --           214,462,946
Corporate Bonds and Notes                                --      2,411,409,582             1,423,524         2,412,833,106
Preferred Stocks                                         --         21,467,379                    --            21,467,379
Common Stocks                                    30,072,574          6,236,791                32,000            36,341,365
Rights, Warrants and Certificates                        --            779,538                    40               779,578
Structured Securities                                    --        680,645,001             6,700,743           687,345,744
Event-Linked Bonds                                       --        114,114,841                    --           114,114,841
Options Purchased                                        --            700,807                    --               700,807
Investment Companies                          1,434,624,825                 --                    --         1,434,624,825
Investments Purchased with Cash Collateral
from Securities Loaned                                   --         51,883,000                    --            51,883,000
                                             --------------     --------------         -------------       ---------------
Total Investments, at Value                   1,464,697,399      8,082,961,852            51,016,823         9,598,676,074
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                              --         15,935,292                    --            15,935,292
Depreciated swaps, at value                              --            789,701                    --               789,701
Futures margins                                   3,761,763                 --                    --             3,761,763
Foreign currency exchange contracts                      --         11,518,486                    --            11,518,486
                                             --------------     --------------         -------------       ---------------
Total Assets                                 $1,468,459,162     $8,111,205,331         $  51,016,823       $ 9,630,681,316
                                             --------------     --------------         -------------       ---------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                  $           --     $   (3,458,198)        $          --       $    (3,458,198)
Depreciated swaps, at value                              --        (23,528,473)                   --           (23,528,473)
Appreciated options written, at value                    --           (996,474)                   --              (996,474)
Depreciated options written, at value                    --           (660,901)                   --              (660,901)
Futures margins                                    (112,255)                --                    --              (112,255)
Unfunded purchase agreements                             --            (24,472)                   --               (24,472)
Foreign currency exchange contracts                      --        (11,116,013)                   --           (11,116,013)
TALF loans, at value                                     --                 --          (995,872,995)         (995,872,995)
                                             --------------     --------------         -------------       ---------------
Total Liabilities                            $     (112,255)    $  (39,784,531)        $(995,872,995)      $(1,035,769,781)
                                             --------------     --------------         -------------       ---------------


                  43 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Currency contracts, forwards, and unfunded purchase agreements, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED), IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE       PERCENT
-------------------        --------------   -------
United States              $6,104,352,417     63.9%
Brazil                        465,297,685      4.9
Mexico                        298,156,884      3.1
Indonesia                     294,789,081      3.1
Russia                        213,824,543      2.2
Japan                         199,167,163      2.1
Turkey                        198,760,401      2.1
South Africa                  152,126,929      1.6
Colombia                      150,841,339      1.6
Korea, Republic of South      147,363,512      1.5
Ukraine                       137,317,323      1.4
Kazakhstan                    110,717,386      1.2
Supranational                  99,191,201      1.0
Egypt                          84,843,734      0.9
Israel                         74,998,773      0.8
Peru                           71,267,762      0.7
Argentina                      70,726,119      0.7
India                          69,196,594      0.7
Philippines                    59,918,324      0.6
Venezuela                      54,418,432      0.6
Germany                        50,628,878      0.5
United Kingdom                 48,054,673      0.5
Canada                         45,631,190      0.5
Italy                          44,789,238      0.5
Uruguay                        33,919,475      0.4
Malaysia                       30,963,083      0.3
The Netherlands                29,192,074      0.3
Hungary                        27,479,921      0.3
Panama                         24,338,011      0.3
Ghana                          24,307,750      0.3
Dominican Republic             18,649,422      0.2
Bermuda                        16,488,045      0.2
Spain                          15,066,429      0.2
Greece                         14,769,079      0.2
Belgium                        12,124,278      0.1
Chile                          10,492,902      0.1
Trinidad & Tobago               9,160,000      0.1
Austria                         5,908,849      0.1
United Arab Emirates            5,555,813      0.1
China                           5,020,438      0.1


                  44 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Australia                       3,653,527       --
Denmark                         3,129,664       --
Poland                          2,757,799       --
Sweden                          2,536,564       --
Belize                          2,242,450       --
Vietnam                         1,458,329       --
Norway                          1,199,591       --
                           --------------   ------
Total                      $9,546,793,074   100.0%
                           ==============   ======

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                              CONTRACT
COUNTERPARTY/CONTRACT                           AMOUNT           EXPIRATION                      UNREALIZED     UNREALIZED
DESCRIPTION                     BUY/SELL       (000'S)              DATE             VALUE      APPRECIATION   DEPRECIATION
---------------------           --------   ----------------   ----------------   ------------   ------------   ------------
BANC OF AMERICA:
Argentine Peso (ARP)                 Buy        64,500  ARP            7/16/10   $ 16,334,943   $     42,950   $         --
Chinese Renminbi (Yuan) (CNY)        Buy       172,500  CNY             6/7/11     25,783,869        300,046             --
Euro (EUR)                          Sell         4,315  EUR             7/6/10      5,276,764        342,703             --
Hong Kong Dollar (HKD)              Sell       128,500  HKD            7/19/10     16,503,551             --          7,620
Indian Rupee (INR)                   Buy     2,423,000  INR             9/3/10     51,767,131             --          6,373
Indonesia Rupiah (IDR)               Buy   102,700,000  IDR            7/26/10     11,279,130        236,119             --
Japanese Yen (JPY)                   Buy     2,295,368  JPY             7/6/10     25,963,817             --          1,004
Japanese Yen (JPY)                  Sell     1,578,186  JPY             7/6/10     17,851,488            690             --
Kazakhstan Tenge (KZT)               Buy       682,200  KZT    2/28/11-3/10/11      4,591,974             --         59,915
Malaysian Ringgit (MYR)              Buy        45,560  MYR             9/1/10     14,031,524         82,593             --
New Taiwan Dollar (TWD)             Sell       535,000  TWD            7/15/10     16,658,757             --         97,853
South Korean Won (KRW)               Buy    32,447,000  KRW            9/29/10     26,476,038        117,793             --
South Korean Won (KRW)              Sell    11,549,000  KRW             8/2/10      9,440,164        157,609             --
                                                                                                ------------   ------------
                                                                                                   1,280,503        172,765
                                                                                                ------------   ------------
BANC OF AMERICA EM
Indian Rupee (INR)                   Buy       301,400  INR             9/3/10      6,439,378         67,285             --
BANK PARIBAS ASIA - FGN:
Euro (EUR)                          Sell           200  EUR           11/10/10        244,756          9,080             --
South African Rand (ZAR)             Buy       127,100  ZAR            7/15/10     16,515,623        154,678             --
                                                                                                ------------   ------------
                                                                                                     163,758             --
                                                                                                ------------   ------------
BARCLAY'S CAPITAL:
Euro (EUR)                           Buy         1,460  EUR            8/16/10      1,785,800          7,228         12,924

Euro (EUR)                          Sell        31,020  EUR   7/12/10-11/10/10     37,940,855        264,436        325,032
Japanese Yen (JPY)                   Buy     5,000,000  JPY    7/28/10-9/21/10     56,620,516        562,667             --
New Turkish Lira (TRY)               Buy        53,010  TRY            7/12/10     33,411,906             --        936,568
                                                                                                ------------   ------------
                                                                                                     834,331      1,274,524
                                                                                                ------------   ------------
BARCLAY'S CAPITAL EM
Indonesia Rupiah (IDR)              Sell    60,350,000  IDR            7/12/10      6,643,871             --         66,214
CITIGROUP:
British Pound Sterling (GBP)         Buy         9,012  GBP             7/2/10     13,464,547             --        109,959
British Pound Sterling (GBP)        Sell         7,137  GBP             7/2/10     10,662,719         87,078             --
Chinese Renminbi (Yuan) (CNY)       Sell       112,700  CNY            7/19/10     16,618,366             --         83,742


                  45 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Colombian Peso (COP)                 Buy    48,227,000  COP             7/7/10     25,387,320        282,166             --
Colombian Peso (COP)                Sell    48,227,000  COP             9/1/10     25,335,958             --        282,971
Euro (EUR)                           Buy        83,075  EUR    7/28/10-9/21/10    101,620,135             --        823,570
Euro (EUR)                          Sell         6,520  EUR           11/10/10      7,979,060         51,772             --
Mexican Nuevo Peso (MXN)             Buy       947,750  MXN            7/20/10     73,130,612              -      1,680,928
New Zealand Dollar (NZD)             Buy         1,500  NZD            8/16/10      1,025,266              -         33,374
New Zealand Dollar (NZD)            Sell           990  NZD            8/16/10        676,676         27,650             --
Polish Zloty (PLZ)                   Buy            30  PLZ            8/16/10          8,815             --            123
Singapore Dollar (SGD)               Buy         1,920  SGD           11/10/10      1,372,912             --          6,398
Swedish Krona (SEK)                  Buy        16,800  SEK            8/16/10      2,154,540         17,954         13,811
Swedish Krona (SEK)                 Sell       132,400  SEK    7/12/10-8/16/10     16,980,024        445,711             --
                                                                                                ------------   ------------
                                                                                                     912,331      3,034,876
                                                                                                ------------   ------------
CITIGROUP EM :
Colombian Peso (COP)                Sell    48,227,000  COP             7/7/10     25,387,320             --      1,367,497
Ghanaian Cedi (GHS)                  Buy         4,908  GHS             7/9/10      3,394,414             --          6,833
Indonesia Rupiah (IDR)               Buy    41,590,000  IDR            7/12/10      4,578,602         94,504             --
Mexican Nuevo Peso (MXN)             Buy       200,260  MXN            7/20/10     15,452,531         59,816         84,510
Peruvian New Sol (PEN)              Sell        55,010  PEN            7/14/10     19,462,694             --        141,389
                                                                                                ------------   ------------
                                                                                                     154,320      1,600,229
                                                                                                ------------   ------------
CREDIT SUISSE:
British Pound Sterling (GBP)        Sell         5,300  GBP            9/21/10      7,918,394             --         57,487
Euro (EUR)                           Buy         6,840  EUR             7/1/10      8,364,312             --         28,368
Euro (EUR)                          Sell        74,440  EUR      7/1/10-7/6/10     91,031,579        280,637         41,400
Hungarian Forint (HUF)              Sell     2,426,000  HUF            7/12/10     10,378,280         42,011             --
Japanese Yen (JPY)                  Sell     1,507,000  JPY            7/12/10     17,047,928             --        554,315
New Turkish Lira (TRY)               Buy        58,885  TRY     7/12/10-9/1/10     36,980,013        129,305        117,344
Norwegian Krone (NOK)                Buy         9,400  NOK            8/16/10      1,440,879             --         38,800
Norwegian Krone (NOK)               Sell         4,100  NOK            8/16/10        628,468          9,069             --
Russian Ruble (RUR)                  Buy       397,335  RUR            10/7/10     12,616,321         39,842        182,266
South African Rand (ZAR)             Buy        74,560  ZAR             9/1/10      9,607,379             --         54,783
South African Rand (ZAR)            Sell       117,500  ZAR             7/1/10     15,309,446         51,207             --
Swedish Krona (SEK)                  Buy       127,500  SEK            7/12/10     16,351,617             --        138,743
Swiss Franc (CHF)                    Buy         1,700  CHF            8/16/10      1,578,502         70,395             --
Swiss Franc (CHF)                   Sell         1,120  CHF            8/16/10      1,039,954             --         26,008
                                                                                                ------------   ------------
                                                                                                     622,466      1,239,514
                                                                                                ------------   ------------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)              Buy         5,247  AUD    7/28/10-8/16/10      4,396,220             --        151,352
British Pound Sterling (GBP)         Buy         5,640  GBP            7/28/10      8,426,597             --         22,010
Canadian Dollar (CAD)                Buy        10,425  CAD    7/28/10-8/16/10      9,790,943             --        239,985
Canadian Dollar (CAD)               Sell           750  CAD            8/16/10        704,316         20,559             --
Japanese Yen (JPY)                   Buy       273,000  JPY           11/10/10      3,095,515        151,595             --
Kazakhstan Tenge (KZT)               Buy       341,700  KZT            2/28/11      2,300,194             --         32,229
Russian Ruble (RUR)                 Sell       273,200  RUR            10/7/10      8,674,743        163,821             --


                  46 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Swiss Franc (CHF)                    Buy         2,317  CHF            7/28/10      2,150,581         49,756             --
Thailand Baht (THB)                  Buy        46,570  THB            8/24/10      1,437,364         12,115             --
                                                                                                ------------   ------------
                                                                                                     397,846        445,576
                                                                                                ------------   ------------
DEUTSCHE BANK EM :
Indonesia Rupiah (IDR)               Buy   177,230,000  IDR            7/12/10     19,511,073        402,718             --
Kazakhstan Tenge (KZT)              Sell        10,000  KZT            2/28/11         67,316             24             --
Russian Ruble (RUR)                  Buy       380,200  RUR            10/7/10     12,072,245        174,263             --
South Korean Won (KRW)              Sell     7,390,000  KRW            8/18/10      6,037,305         42,998             --
Thailand Baht (THB)                 Sell        46,570  THB            8/24/10      1,437,364             --          1,127
                                                                                                ------------   ------------
                                                                                                     620,003          1,127
                                                                                                ------------   ------------
GOLDMAN SACHS EM :
Brazilian Real (BRR)                 Buy        52,855  BRR             8/3/10     29,068,272             --        351,188
Brazilian Real (BRR)                Sell        50,645  BRR             8/3/10     27,852,854        336,503             --
Egyptian Pound (EGP)                Sell        16,542  EGP             7/1/10      2,904,140          3,829             --
                                                                                                ------------   ------------
                                                                                                     340,332        351,188
                                                                                                ------------   ------------
GOLDMAN, SACHS & CO.
Mexican Nuevo Peso (MXN)            Sell       106,900  MXN             8/2/10      8,237,437             --        223,941
                                                                                                ------------   ------------
HSBC EM
Israeli Shekel (ILS)                Sell        44,330  ILS            8/31/10     11,400,244         80,197             --
                                                                                                ------------   ------------
JP MORGAN CHASE:
Euro (EUR)                           Buy        11,675  EUR           11/10/10     14,287,658        274,167             --
Euro (EUR)                          Sell        80,510  EUR    7/12/10-11/8/10     98,465,561      3,570,614        356,302
Japanese Yen (JPY)                  Sell     2,942,000  JPY    8/2/10-11/10/10     33,298,902             --        925,383
Russian Ruble (RUR)                  Buy       402,920  RUR            11/8/10     12,753,573         75,159             --
                                                                                                ------------   ------------
                                                                                                   3,919,940      1,281,685
                                                                                                ------------   ------------
JP MORGAN EM :
Chinese Renminbi (Yuan) (CNY)        Buy       220,530  CNY     6/7/11-6/20/11     32,967,739        380,049             --
Indonesia Rupiah (IDR)               Buy   100,178,520  IDR             7/7/10     11,037,970        112,786             --
Indonesia Rupiah (IDR)              Sell    57,596,000  IDR            7/26/10      6,325,538             --         61,340
Peruvian New Sol (PEN)               Buy        18,190  PEN            7/14/10      6,435,674         32,998             --
South Korean Won (KRW)              Sell    55,452,000  KRW    7/19/10-9/29/10     45,287,113        569,766             --
                                                                                                ------------   ------------
                                                                                                   1,095,599         61,340
                                                                                                ------------   ------------
MORGAN STANLEY & CO., INC.
Kazakhstan Tenge (KZT)               Buy       341,400  KZT            2/28/11      2,298,175             --         34,589
                                                                                                ------------   ------------

NOMURA SECURITIES:
British Pound Sterling (GBP)        Sell           930  GBP            8/16/10      1,389,479          5,874          9,027
Euro (EUR)                           Buy           580  EUR            8/16/10        709,427             --          9,210


                  47 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Japanese Yen (JPY)                   Buy         2,000  JPY            8/16/10         22,638            804             --
Japanese Yen (JPY)                  Sell       124,000  JPY            8/16/10      1,403,565             --         43,233
                                                                                                ------------   ------------
                                                                                                       6,678         61,470
                                                                                                ------------   ------------
RBS GREENWICH CAPITAL:
Australian Dollar (AUD)              Buy        19,400  AUD            7/12/10     16,306,081             --         54,521
Euro (EUR)                           Buy         6,840  EUR             7/2/10      8,364,312             --         35,208
Euro (EUR)                          Sell         6,840  EUR             7/2/10      8,364,312         22,212             --
Hungarian Forint (HUF)              Sell     1,993,000  HUF            7/12/10      8,525,932        421,451          3,360
Polish Zloty (PLZ)                   Buy       242,280  PLZ             9/1/10     71,111,665        525,486             --
Swiss Franc (CHF)                    Buy         2,420  CHF           11/10/10      2,251,749         53,748             --
Swiss Franc (CHF)                   Sell        18,840  CHF            7/12/10     17,482,486             --      1,057,601
                                                                                                ------------   ------------
                                                                                                   1,022,897      1,150,690
                                                                                                ------------   ------------
STANDARD NY EM
South African Rand (ZAR)             Buy       117,500  ZAR             7/1/10     15,309,446             --        116,285
                                                                                                ------------   ------------
Total unrealized appreciation and depreciation                                                  $ 11,518,486   $ 11,116,013
                                                                                                ============   ============

FUTURES CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                                                                      UNREALIZED
                                                          NUMBER OF   EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                           BUY/SELL   CONTRACTS      DATE           VALUE       (DEPRECIATION)
--------------------                           --------   ---------   ----------   --------------   --------------
DAX Index                                          Sell          77      9/17/10   $   14,033,320     $     16,463
Euro-Bundesobligation                               Buy         301       9/8/10       47,625,697          447,241
Japan (Government of) Bonds, 10 yr.                Sell         131       9/8/10       20,983,114          (86,375)
Japan (Government of) Bonds, 10 yr.                 Buy          17       9/9/10       27,237,686          202,812
NASDAQ 100 E-Mini Index                            Sell         790      9/17/10       27,460,400          443,629
New Financial Times Stock Exchange 100 Index       Sell         370      9/17/10       26,980,203        1,673,224
NIKKEI 225 Index                                   Sell          47       9/9/10        2,486,484           26,924
NIKKEI 225 Index                                   Sell         259       9/9/10       27,418,877          285,345
Standard & Poor's 500 E-Mini Index                 Sell       2,152      9/17/10      110,462,160        6,404,782
U.S. Treasury Long Bonds                            Buy       3,189      9/21/10      406,597,500       12,007,216
U.S. Treasury Nts., 2 yr.                           Buy       1,503      9/30/10      328,898,673          707,994
U.S. Treasury Nts., 2 yr.                          Sell         746      9/30/10      163,245,782         (578,680)
U.S. Treasury Nts., 5 yr.                          Sell         420      9/30/10       49,707,656         (717,914)
U.S. Treasury Nts., 10 yr.                          Buy      12,911      9/21/10    1,582,202,703       22,609,732
U.S. Treasury Nts., 10 yr.                         Sell       1,259      9/21/10      154,286,516       (2,910,709)
United Kingdom Long Gilt                            Buy          27      9/28/10        4,883,236           99,626
                                                                                                      ------------
                                                                                                      $ 40,631,310
                                                                                                      ============


                  48 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

WRITTEN OPTIONS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                                                                      UNREALIZED
                                   NUMBER OF     EXERCISE   EXPIRATION    PREMIUMS                  APPRECIATION/
DESCRIPTION               TYPE     CONTRACTS       PRICE       DATE       RECEIVED       VALUE      (DEPRECIATION)
-----------               ----   -------------   --------   ----------   ----------   -----------   --------------
Australian Dollar (AUD)   Put       35,520,000     $ 0.73      8/23/10   $  391,877   $  (110,073)    $ 281,804
Euro (EUR)                Put        6,850,000       1.23       7/1/10       59,003       (34,341)       24,662
Euro (EUR)                Put        6,810,000       1.23       7/2/10       60,285       (64,393)       (4,108)
Euro (EUR)                Put        6,930,000       1.22       7/6/10       60,763       (29,158)       31,605
Euro (EUR)                Call       6,850,000       1.23       7/1/10       59,423       (19,397)       40,026
Euro (EUR)                Call       6,810,000       1.23       7/2/10       60,285       (18,213)       42,072
Euro (EUR)                Call       6,930,000       1.22       7/6/10       60,763       (87,554)      (26,791)
Japanese Yen (JPY)        Call   1,265,000,000      15.25      8/23/10      334,522      (164,662)      169,860
Japanese Yen (JPY)        Call   1,265,000,000      16.00      8/23/10      283,219      (140,634)      142,585
South Korean Won (KRW)    Call     586,000,000      16.15     11/29/10      128,869      (163,840)      (34,971)
South Korean Won (KRW)    Call     586,000,000      16.32     11/29/10      154,321      (172,658)      (18,337)
South Korean Won (KRW)    Call     586,000,000      16.00     11/29/10      128,869      (172,456)      (43,587)
South Korean Won (KRW)    Call     550,000,000      17.09     11/29/10      166,914      (112,849)       54,065
South Korean Won (KRW)    Call     550,000,000      17.45     11/29/10      166,309      (113,713)       52,596
South Korean Won (KRW)    Call   2,025,000,000      15.55      8/24/10      458,114      (253,434)      204,680
                                                                         ----------   -----------     ---------
                                                                         $2,573,536   $(1,657,375)    $ 916,161
                                                                         ==========   ===========     =========

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2010
ARE AS FOLLOWS:

                                                                PAY/                     UPFRONT
                                       BUY/SELL    NOTIONAL   RECEIVE                    PAYMENT                      UNREALIZED
REFERENCE ENTITY/                       CREDIT      AMOUNT     FIXED     TERMINATION    RECEIVED/                    APPRECIATION
SWAP COUNTERPARTY                     PROTECTION    (000'S)     RATE        DATE          (PAID)        VALUE       (DEPRECIATION)
-----------------                     ----------   --------   -------    -----------   -----------   -----------    --------------
AMGEN, INC.
JPMorgan Chase Bank NA, NY Branch            Buy   $ 16,540      1.00%       6/20/15   $   380,571   $  (341,293)     $     39,278
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                380,571      (341,293)           39,278
                                                   --------                            -----------   -----------      ------------
BAXTER INTERNATIONAL, INC.:
Deutsche Bank AG                             Buy     13,300      1.00        6/20/15       356,493      (332,381)           24,112
Deutsche Bank AG                             Buy      3,240      1.00        6/20/15        84,458       (79,397)            5,061
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                440,951      (411,778)           29,173
                                                   --------                            -----------   -----------      ------------
BOLIVARIAN REPUBLIC OF VENEZUELA
Credit Suisse International                  Buy      3,040      5.00        9/20/15      (796,733)      789,701            (7,032)
                                                   --------                            -----------   -----------      ------------
                                           Total      3,040                               (796,733)      789,701            (7,032)
                                                   --------                            -----------   -----------      ------------
CDX NORTH AMERICA HIGH YIELD INDEX,
SERIES 13:
Barclays Bank plc                           Sell     31,982      5.00       12/20/14     3,035,324      (572,166)        2,463,158
Goldman Sachs International                 Sell     19,191      5.00       12/20/14     1,663,879      (343,335)        1,320,544
Goldman Sachs International                 Sell     31,982      5.00       12/20/14     3,015,133      (572,166)        2,442,967
JPMorgan Chase Bank NA, NY Branch           Sell      6,930      5.00       12/20/14       363,825      (123,980)          239,845
                                                   --------                            -----------   -----------      ------------
                                           Total     90,085                              8,078,161    (1,611,647)        6,466,514
                                                   --------                            -----------   -----------      ------------
DEVELOPMENT BANK OF KAZAKHSTAN JSC
Credit Suisse International                 Sell     11,730      3.75        2/20/13            --        95,412            95,412
                                                   --------                            -----------   -----------      ------------
                                           Total     11,730                                     --        95,412            95,412
                                                   --------                            -----------   -----------      ------------
GOVERNMENT OF HUNGARY
Credit Suisse International                 Sell      9,600      2.70        9/20/10            --        58,368            58,368
                                                   --------                            -----------   -----------      ------------
                                           Total      9,600                                     --        58,368            58,368
                                                   --------                            -----------   -----------      ------------
ISLAMIC REPUBLIC OF PAKISTAN


                  49 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

ISLAMIC REPUBLIC OF PAKISTAN
Citibank NA, New York                       Sell      5,090      5.10        3/20/13            --      (270,145)         (270,145)
                                                   --------                            -----------   -----------      ------------
                                           Total      5,090                                     --      (270,145)         (270,145)
                                                   --------                            -----------   -----------      ------------
ISTANBUL BOND CO. SA FOR FINANSBANK
AS
Morgan Stanley & Co. International
Ltd.                                        Sell     15,590      1.30        3/24/13            --    (1,063,660)       (1,063,660)
                                                   --------                            -----------   -----------      ------------
                                           Total     15,590                                     --    (1,063,660)       (1,063,660)
                                                   --------                            -----------   -----------      ------------
PFIZER, INC.
Deutsche Bank AG                             Buy     16,540      1.00        6/20/15       332,636      (317,391)           15,245
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                332,636      (317,391)           15,245
                                                   --------                            -----------   -----------      ------------
QUEST DIAGNOSTICS, INC.:
UBS AG                                       Buy     13,270      1.00        6/20/15       127,217       370,206           497,423
UBS AG                                       Buy      3,270      1.00        6/20/15       (40,181)       91,226            51,045
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                 87,036       461,432           548,468
                                                   --------                            -----------   -----------      ------------
REPUBLIC OF PERU
Deutsche Bank AG                             Buy      7,680      1.71       12/20/16            --       (73,866)          (73,866)
                                                   --------                            -----------   -----------      ------------
                                           Total      7,680                                     --       (73,866)          (73,866)
                                                   --------                            -----------   -----------      ------------
REPUBLIC OF THE PHILIPPINES:
Barclays Bank plc                            Buy      6,390      1.76       12/20/14            --       (21,582)          (21,582)
JPMorgan Chase Bank NA, London
Branch                                       Buy      9,590      1.74       12/20/14            --       (24,422)          (24,422)
                                                   --------                            -----------   -----------      ------------
                                           Total     15,980                                     --       (46,004)          (46,004)
                                                   --------                            -----------   -----------      ------------
SLM CORP.:
Deutsche Bank AG                            Sell     13,300      5.00        6/20/15      (887,366)     (215,954)       (1,103,320)
Deutsche Bank AG                            Sell      3,240      5.00        6/20/15        99,126       (52,608)           46,518
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                               (788,240)     (268,562)       (1,056,802)
                                                   --------                            -----------   -----------      ------------
TIME WARNER, INC.
Deutsche Bank AG                            Sell     16,540      1.00        6/20/15       224,578      (171,269)           53,309
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                224,578      (171,269)           53,309
                                                   --------                            -----------   -----------      ------------
UNIVERSAL HEALTH SERVICES, INC.:
Goldman Sachs International                 Sell     16,540      1.00        6/20/15       439,893      (446,776)           (6,883)
Goldman Sachs International                 Sell     16,540      1.00        6/20/15     1,164,630    (1,407,486)         (242,856)
                                                   --------                            -----------   -----------      ------------
                                           Total     33,080                              1,604,523    (1,854,262)         (249,739)
                                                   --------                            -----------   -----------      ------------
WAL-MART STORES, INC.:
Citibank NA, New York                        Buy     13,270      1.00        6/20/15       373,050      (318,747)           54,303
Citibank NA, New York                        Buy      3,270      1.00        6/20/15        90,021       (84,901)            5,120
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                463,071      (403,648)           59,423
                                                   --------                            -----------   -----------      ------------
WHIRLPOOL CORP.:
Barclays Bank plc                           Sell     13,300      1.00        6/20/15       120,452      (119,462)              990
Barclays Bank plc                           Sell      3,240      1.00        6/20/15        43,499       (29,102)           14,397
                                                   --------                            -----------   -----------      ------------
                                           Total     16,540                                163,951      (148,564)           15,387
                                                   --------                            -----------   -----------      ------------
                                                                    Grand Total Buys       907,532      (342,847)          564,685
                                                                         Grand Total
                                                                               Sells     9,282,973    (5,234,329)        4,048,644
                                                                                       -----------   -----------      ------------
                                                                        Total Credit
                                                                       Default Swaps   $10,190,505   $(5,577,176)     $  4,613,329
                                                                                       ===========   ===========      ============


                  50 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                               TOTAL MAXIMUM
                                                            POTENTIAL PAYMENTS
                                                            FOR SELLING CREDIT
                                                                PROTECTION          AMOUNT      REFERENCE ASSET
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION     (UNDISCOUNTED)     RECOVERABLE*    RATING RANGE**
---------------------------------------------------------   ------------------   ------------   ---------------
Non-Investment Grade Corporate Debt Indexes                    $ 90,085,050           $--                  B+
Investment Grade Single Name Corporate Debt                      49,620,000            --         BBB to BBB-
Non-Investment Grade Single Name Corporate Debt                  33,080,000            --                 BB+
Investment Grade Sovereign Debt                                  36,920,000            --                BBB-
Non-Investment Grade Sovereign Debt                               5,090,000            --                  B-
                                                               ------------           ---
Total                                                          $214,795,050           $--
                                                               ============           ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                   NOTIONAL
INTEREST RATE/                      AMOUNT             PAID BY       RECEIVED BY     TERMINATION
SWAP COUNTERPARTY                   (000'S)            THE FUND        THE FUND          DATE           VALUE
-----------------                 ----------        -------------   -------------   --------------   -----------
BZDI:
Banco Santander SA, Inc.              22,500  BRR            BZDI          12.320%          1/2/17   $   141,981
Credit Suisse International           23,540  BRR            BZDI          11.480           1/2/12        (5,918)
Goldman Sachs Group, Inc. (The)       47,000  BRR            BZDI          12.800           1/2/17     1,164,376
Goldman Sachs Group, Inc. (The)       35,170  BRR            BZDI          12.920           1/2/14     1,138,280
Goldman Sachs Group, Inc. (The)       17,520  BRR            BZDI          12.870           1/2/14       550,604
Goldman Sachs Group, Inc. (The)       65,280  BRR            BZDI          11.460           1/2/12       (16,358)
Goldman Sachs Group, Inc. (The)        2,160  BRR            BZDI          12.260           1/2/15        35,472
Goldman Sachs Group, Inc. (The)          990  BRR            BZDI          12.290           1/2/15        16,258
JPMorgan Chase Bank NA                41,300  BRR            BZDI          13.900           1/2/17     1,751,486
Morgan Stanley                        64,970  BRR            BZDI          12.300           1/2/17       416,636
Morgan Stanley                        56,660  BRR            BZDI          11.490           1/2/12       (14,266)
                                  ----------                                                         -----------
Total                                377,090  BRR                                                      5,178,551
                                  ----------                                                         -----------
SIX-MONTH AUD BBR BBSW
                                                                        Six-Month
Westpac Banking Corp.                 46,900  AUD           6.215%   AUD BBR BBSW          11/4/19    (1,936,039)
SIX-MONTH HUF BUBOR REUTERS:
                                                        Six-Month
                                                        HUF BUBOR
Barclays Bank plc                  3,820,000  HUF         Reuters           7.820          9/19/13     1,617,481
                                                        Six-Month
                                                        HUF BUBOR
Barclays Bank plc                  3,178,000  HUF         Reuters           5.720          6/11/12        97,043
                                                        Six-Month
                                                        HUF BUBOR
Citibank NA                        1,630,000  HUF         Reuters           5.800           6/8/12        53,188


                  51 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                        Six-Month
                                                        HUF BUBOR
JPMorgan Chase Bank NA             3,127,000  HUF         Reuters           5.720          6/10/12        95,486
                                                        Six-Month
                                                        HUF BUBOR
JPMorgan Chase Bank NA             1,778,000  HUF         Reuters           7.890          9/12/13       778,091
                                                        Six-Month
                                                        HUF BUBOR
JPMorgan Chase Bank NA             2,025,000  HUF         Reuters           7.880          8/12/13       733,261
                                  ----------                                                         -----------
Total                             15,558,000  HUF                                                      3,374,550
                                  ----------                                                         -----------
SIX-MONTH JPY BBA LIBOR:
                                                                        Six-Month
Citibank NA                        1,172,000  JPY           1.391   JPY BBA LIBOR          10/6/19       (63,819)
                                                                        Six-Month
JPMorgan Chase Bank NA             1,318,800  JPY           1.484   JPY BBA LIBOR           8/7/19      (237,306)
                                                                        Six-Month
JPMorgan Chase Bank NA             1,337,000  JPY           1.563   JPY BBA LIBOR          11/9/19      (286,157)
                                  ----------                                                         -----------
Total                              3,827,800  JPY                                                       (587,282)
                                  ----------                                                         -----------
THREE-MONTH CAD BA CDOR
                                                      Three-Month
JPMorgan Chase Bank NA                43,470  CAD     CAD BA CDOR           3.820           1/4/20     1,750,479
THREE-MONTH USD BBA LIBOR
                                                      Three-Month
Goldman Sachs Group, Inc. (The)       42,200        USD BBA LIBOR           3.600          11/3/19     2,553,150
                                                                                                     -----------
                                                                                    Total Interest
                                                                                        Rate Swaps   $10,333,409
                                                                                                     ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD  Australian Dollar
BRR  Brazilian Real
CAD  Canadian Dollar
HUF  Hungarian Forint
JPY  Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR    Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR  British Bankers' Association London-Interbank Offered Rate
BBR BBSW   Bank Bill Swap Reference Rate (Australian Financial Market)
BUBOR      Budapest Interbank Offered Rate
BZDI       Brazil Interbank Deposit Rate

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                             NOTIONAL
REFERENCE ENTITY/                             AMOUNT                PAID BY         RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                             (000'S)              THE FUND           THE FUND           DATE         VALUE
-----------------                           ---------          -----------------   --------------   ------------   -----------
AMEX HEALTH CARE SELECT IV INDEX
                                                                  One-Month  BBA
                                                                    LIBOR plus 5
                                                                basis points and     If positive,
                                                                if negative, the     the absolute
                                                               absolute value of     value of the
                                                                the Total Return     Total Return
                                                                     of the AMEX      AMEX Health
                                                                     Health Care   Care Select IV
Goldman Sachs Group, Inc. (The)              $  6,922            Select IV Index            Index        6/13/11   $  (227,861)


                  52 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

AMEX INDU SELECT INDEX
                                                                  One-Month  BBA
                                                                   LIBOR plus 17
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                                of the AMEX Indu        AMEX Indu
UBS AG                                          6,339               Select Index     Select Index         3/4/11       (306,158)
CONSUMER STAPLES SELECT SECTOR INDEX
                                                                  One-Month  BBA
                                                                   LIBOR plus 15
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                                 of the Consumer         Consumer
                                                                  Staples Select   Staples Select
Morgan Stanley                                  6,984               Sector Index     Sector Index         3/9/11       (152,197)
CUSTOM BASKET OF SECURITIES:
                                                                   One-Month CHF
                                                               BBA LIBOR plus 30
                                                                basis points and
                                                                if negative, the
                                                               absolute value of     If positive,
                                                                the Total Return        the Total
                                                                     of a custom      Return of a
                                                                       basket of    custom basket
Citibank NA                                     6,888  CHF            securities    of securities        1/12/11        (81,589)
                                                                       One-Month
                                                                 EURIBOR plus 30
                                                                basis points and
                                                                if negative, the
                                                               absolute value of     If positive,
                                                                the Total Return        the Total
                                                                     of a custom      Return of a
                                                                       basket of    custom basket
Citibank NA                                    13,485  EUR            securities    of securities        1/12/11       (166,031)
                                                                   One-Month GBP
                                                               BBA LIBOR plus 30
                                                                basis points and
                                                                if negative, the
                                                               absolute value of     If positive,
                                                                the Total Return        the Total
                                                                     of a custom      Return of a
                                                                       basket of    custom basket
Citibank NA                                     4,055  GBP            securities    of securities        1/12/11        216,556
                                                                   One-Month SEK
                                                                STIBOR SIDE plus
                                                                 30 basis points
                                                                and if negative,
                                                                    the absolute     If positive,
                                                                    value of the        the Total
                                                               Total Return of a      Return of a
                                                                custom basket of    custom basket
Citibank NA                                    20,786  SEK            securities    of securities        1/12/11         92,870
                                                                   One-Month JPY
                                                               BBA LIBOR plus 53
                                                                basis points and
                                                                if negative, the
                                                               absolute value of     If positive,
                                                                the Total Return        the Total
                                                                     of a custom      Return of a
                                                                       basket of    custom basket
Citibank NA, New York                       2,104,800  JPY            securities    of securities        4/14/11     (1,022,962)


                  53 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                  One-Month  BBA
                                                                   LIBOR plus 18
                                                                basis points and     If positive,
                                                                if negative, the     the absolute
                                                               absolute value of     value of the
                                                                the Total Return     Total Return
                                                                     of a custom      of a custom
                                                                       basket of        basket of
Goldman Sachs Group, Inc. (The)                83,304                 securities       securities         6/8/11     (5,987,268)
                                                                   One-Month GBP
                                                               BBA LIBOR plus 50
                                                                basis points and
                                                                if negative, the
                                                               absolute value of     If positive,
                                                                the Total Return        the Total
                                                                     of a custom      Return of a
                                                                       basket of    custom basket
Morgan Stanley                                 17,142  GBP            securities    of securities        1/14/11       (803,897)
                                                                                                                   -----------
                                                                                                       Reference
                                                                                                    Entity Total     (7,752,321)
                                                                                                                   -----------
MSCI DAILY GROSS TR EUROPE EURO INDEX:
                                                                                        One-Month
                                                                                    EURIBOR minus
                                                                                         60 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
Citibank NA                                     4,846  EUR                 Index       Euro Index        1/12/11        (16,699)
                                                                                        One-Month
                                                                                    EURIBOR minus
                                                                                   3 basis points
                                                                                           and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
Goldman Sachs Group, Inc. (The)                 3,563  EUR                 Index       Euro Index        1/12/11        (33,331)
                                                                                        One-Month
                                                                                    EURIBOR minus
                                                                                   3 basis points
                                                                                           and if
                                                                                    negative, the
                                                                                   absolute value
                                                                 If positive,the     of the Total
                                                                 Total Return of    Return of the
                                                                  the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
Goldman Sachs Group, Inc. (The)                 7,431  EUR                 Index       Euro Index        1/12/11        (67,650)
                                                                                        One-Month
                                                                                   Europe EURIBOR
                                                                                    minus 3 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
Goldman Sachs Group, Inc. (The)                 3,208  EUR                 Index       Euro Index        1/17/11        (27,855)


                  54 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                                        One-Month
                                                                                    EURIBOR minus
                                                                                         30 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
Morgan Stanley                                  7,266  EUR                 Index       Euro Index        1/12/11         77,642
                                                                                        One-Month
                                                                                    EURIBOR minus
                                                                                         70 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                               Gross Europe Euro     Gross Europe
UBS AG                                          2,423  EUR                 Index       Euro Index        1/12/11         (8,488)
                                                                                                                   -----------
                                                                                                       Reference
                                                                                                    Entity Total        (76,381)
                                                                                                                   -----------
MSCI DAILY TR GROSS EAFE USD INDEX:
                                                                                        One-Month
                                                                                    LIBOR plus 15
                                                                                     basis points
                                                                                           and if
                                                                                     negative the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Citibank NA                                    16,474                      Index            Index        10/7/10        189,786
                                                                                        One-Month
                                                                                   BBA LIBOR plus
                                                                                   4 basis points
                                                                                           and if
                                                                    If positive,    negative, the
                                                                    the absolute   absolute value
                                                                    value of the     of the Total
                                                                 Total Return of    Return of the
                                                                  the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 1,795                      Index            Index         6/9/11        (10,028)
                                                                                        One-Month
                                                                                   BBA LIBOR plus
                                                                                         10 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 4,030                      Index            Index        5/11/11       (108,153)


                  55 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                                                                        One-Month
                                                                                        BBA LIBOR
                                                                                    minus 5 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 2,673                      Index            Index        10/7/10         (8,191)
                                                                                        One-Month
                                                                                   BBA LIBOR plus
                                                                                   4 basis points
                                                                                           and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Goldman Sachs Group, Inc. (The)                20,468                      Index            Index         2/7/11        (59,784)
                                                                                        One-Month
                                                                                        BBA LIBOR
                                                                                   minus 35 basis
                                                                                    points and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
Morgan Stanley                                  9,886                      Index            Index        10/7/10        (12,760)
                                                                                        One-Month
                                                                                   LIBOR minus 10
                                                                                     basis points
                                                                                           and if
                                                                                    negative, the
                                                                                   absolute value
                                                                    If positive,     of the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Gross EAFE USD   Gross EAFE USD
UBS AG                                         12,849                      Index            Index       10/11/10       124,125
                                                                                                                   -----------
                                                                                                       Reference
                                                                                                    Entity Total       114,995
                                                                                                                   -----------
MSCI DAILY TR ITALY USD INDEX:
                                                                  One-Month  BBA
                                                                  LIBOR minus 25
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
Goldman Sachs Group, Inc. (The)                 8,349            Italy USD Index  Italy USD Index         3/4/11          5,227
                                                                  One-Month  BBA
                                                                  LIBOR minus 25
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
Goldman Sachs Group, Inc. (The)                   652            Italy USD Index  Italy USD Index         3/4/11           446
                                                                                                                   -----------
                                                                                                       Reference
                                                                                                    Entity Total         5,673
                                                                                                                   -----------


                  56 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

MSCI DAILY TR NET BELGIUM INDEX:
                                                                   One-Month BBA
                                                                   LIBOR minus 5
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily   MSCI Daily Net
Citibank NA                                     8,496          Net Belgium Index    Belgium Index         4/6/11       (156,604)
                                                                  One-Month  BBA
                                                                   LIBOR minus 5
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily   MSCI Daily Net
Citibank NA                                       691          Net Belgium Index    Belgium Index         4/6/11        (14,200)
                                                                                                                   -----------
                                                                                                       Reference
                                                                                                    Entity Total       (170,804)
                                                                                                                   -----------
MSCI DAILY TR NET EMERGING MARKETS KOREA
INDEX
                                                                   One-Month BBA
                                                                   LIBOR plus 90
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily   MSCI Daily Net
                                                                    Net Emerging         Emerging
                                                                   Markets Korea    Markets Korea
Goldman Sachs Group, Inc. (The)                 7,682                      Index            Index         3/9/11        216,159
MSCI DAILY TR NET FRANCE USD INDEX
                                                                   One-Month BBA
                                                                  LIBOR minus 35
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                               of the MSCI Daily       MSCI Daily
                                                                  Net France USD   Net France USD
Morgan Stanley                                  8,390                      Index            Index         3/9/11        (94,140)
MSCI TR HONG KONG NET USD INDEX
                                                                   One-Month BBA
                                                                   LIBOR plus 15
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of        the Total
                                                                the Total Return    Return of the
                                                                of the MSCI Hong   MSCI Hong Kong
UBS AG                                          8,384         Kong Net USD Index    Net USD Index        5/10/11        361,610
ORDINARY SHARES OF NORSK HYDRO ASA
                                                                   One-Month NOK
                                                                 NIBOR NIBR plus
                                                                 30 basis points     If positive,
                                                                and if negative,     the absolute
                                                                    the absolute     value of the
                                                                    value of the     Total Return
                                                                 Total Return of           of the
                                                                    the ordinary         ordinary
                                                                 shares of Norsk        shares of
Citibank NA                                     4,242  NOK             Hydro ASA  Norsk Hydro ASA        4/11/11       (140,606)


                  57 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

ORDINARY SHARES OF NOVO NORDISK AS
                                                                   One-Month DKK
                                                               BBA LIBOR plus 30
                                                                basis points and
                                                                if negative, the     If positive,
                                                               absolute value of     the absolute
                                                                the Total Return     value of the
                                                                 of the ordinary         ordinary
                                                                  shares of Novo   shares of Novo
Citibank NA                                     4,080  DKK            Nordisk AS       Nordisk AS        4/11/11         29,708
ORDINARY SHARES OF VESTAS WIND SYSTEMS AS
                                                                   One-Month DKK
                                                               BBA LIBOR plus 30
                                                                basis points and     If positive,
                                                                if negative, the     the absolute
                                                               absolute value of     value of the
                                                                the Total Return         ordinary
                                                                 of the ordinary        shares of
                                                                shares of Vestas      Vestas Wind
Citibank NA                                     3,938  DKK       Wind Systems AS       Systems AS        4/11/11        (58,131)
S&P MIDCAP 400 INDEX
                                                                  One-Month  BBA
                                                                    LIBOR plus 6     If positive,
                                                                basis points and     the absolute
                                                                if negative, the     value of the
                                                               absolute value of     Total Return
                                                                the Total Return       of the S&P
                                                               of the S&P Midcap       Midcap 400
Citibank NA                                    20,517                  400 Index            Index         6/8/11       (667,269)
                                                                                                                   -----------
                                                                                           Total of Total Return
                                                                                                           Swaps   $ (8,917,723)
                                                                                                                   ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF  Swiss Franc
DKK  Danish Krone
EUR  Euro
GBP  British Pounds Sterling
JPY  Japanese Yen
NOK  Norwegian Krone
SEK  Swedish Krona


                  58 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Abbreviations are as follows:

AMEX         American Stock Exchange
BBA LIBOR    British Bankers' Association London-Interbank Offered Rate
EAFE         Europe, Australasia, Far East
EURIBOR      Euro Interbank Offered Rate
INDU         Industrial
LIBOR        London Interbank Offered Rate
MSCI         Morgan Stanley Capital International
S&P          Standard & Poor's
STIBOR SIDE  Stockholm Interbank Offered Rate
TR           Total Return

CURRENCY SWAPS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                             NOTIONAL
REFERENCE ENTITY/                                             AMOUNT        PAID BY        RECEIVED BY     TERMINATION
SWAP COUNTERPARTY                                            (000'S)        THE FUND         THE FUND          DATE       VALUE
-----------------                                         -------------  -------------  -----------------  -----------  --------
EACH OF JSC "RUSHYDRO" (OPEN JOINT STOCK COMPANY "FEDERAL
HYDROGENEARATION COMPANY")
AND OJSC SARATOVSKAYA HPP AND ANY SUCCESSOR(S) TO THESE
REFERENCE ENTITIES
                                                                                          7.75% from debt
                                                                                           obligations of
                                                                                         JSC Rushydro and
                                                                           Three-Month  OJSC Saratovskaya
Morgan Stanley Capital Services, Inc.                       980,430 RUR  USD BBA LIBOR                HPP     12/26/13  $(6,877,805)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

RUR  Russian Ruble

Abbreviation is as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

VOLATILITY SWAPS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                         NOTIONAL
REFERENCE ENTITY/         AMOUNT           PAID BY              RECEIVED BY         TERMINATION
SWAP COUNTERPARTY         (000'S)          THE FUND               THE FUND             DATE         VALUE
-----------------        --------   --------------------   ---------------------   ------------   ----------
CHF/JPY EXCHANGE RATE
                                            The Historic
                                       Volatility of the
                                    mid CHF/JPY exchange
Credit Suisse                            rate during the
International             $    54     Observation Period                   18.00%       7/12/10   $  295,436
EUR/SEK EXCHANGE RATE
                                            The Historic
                                       Volatility of the
                                        mid EUR/SEK spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG               38                 Period                    9.10         8/2/10           --
EUR/USD EXCHANGE RATE:
                                            The Historic
                                       Volatility of the
                                        mid EUR/USD spot
                                    exchange rate during
                                         the Observation
Barclays Bank plc              47                 Period                   15.60         7/7/10      194,804


                  59 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                                            The Historic
                                       Volatility of the
                                    mid EUR/USD exchange
                                         rate during the
Citibank NA                    47     Observation Period                   15.65         7/6/10      221,250
                                            The Historic
                                       Volatility of the
                                        mid EUR/USD spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG               47                 Period                   15.55         7/7/10      195,861
                                            The Historic
                                       Volatility of the
                                        mid EUR/USD spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG               47                 Period                   12.40        7/30/10      (69,016)
                                            The Historic
                                       Volatility of the
                                        mid EUR/USD spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG               47                 Period                   13.05        7/29/10      (26,319)
                                            The Historic
                                       Volatility of the
                                        mid EUR/USD spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG:              47                 Period                   12.25        7/23/10      (24,941)
                                                                                                  ----------
                                                                                      Reference
                                                                                   Entity Total      491,639
                                                                                                  ----------
GBP/CAD EXCHANGE RATE
                                                                    The Historic
                                                           Volatility of the mid
                                                           GBP/CAD spot exchange
                                                                 rate during the
Citibank NA                    32                 11.50%      Observation Period        7/26/10        4,489
GBP/CAD EXCHANGE RATE
                                            The Historic
                                       Volatility of the
                                        mid GBP/CAD spot
                                    exchange rate during
                                         the Observation
Deutsche Bank AG               32                 Period                   10.90        7/22/10    (214,786)
NZD/CAD EXCHANGE RATE
                                                                    The Historic
                                                           Volatility of the mid
                                                           NZD/CAD spot exchange
Credit Suisse                                                    rate during the
International                  67                  11.00      Observation Period        7/28/10       27,710
USD/CHF EXCHANGE RATE:
                                            The Historic
                                       Volatility of the
                                        mid USD/CHF spot
                                    exchange rate during
Credit Suisse                            the Observation
International                  47                 Period                   12.60         7/7/10       83,993
                                            The Historic
                                       Volatility of the
                                    mid USD/CHF exchange
Credit Suisse                            rate during the
International                  47     Observation Period                   12.55         7/8/10       89,136
                                                                                                  ----------
                                                                                      Reference
                                                                                   Entity Total      173,129
                                                                                                  ----------
                                                                                          Total
                                                                               Volatility Swaps   $  777,617
                                                                                                  ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD  Canadian Dollar
CHF  Swiss Franc
EUR  Euro
GBP  British Pounds Sterling
JPY  Japanese Yen
NZD  New Zealand Dollar
SEK  Swedish Krona
USD  U.S. Dollar


                  60 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF JUNE 30, 2010 IS AS FOLLOWS:

                                                                 NOTIONAL
                                             SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                           FUND PERSPECTIVE     (000'S)              VALUE
-----------------                         -------------------   ---------        -------------
Banco Santander SA, Inc.                  Interest Rate            22,500  BRR   $     141,981
Barclays Bank plc:
                                          Credit Default Buy
                                          Protection                6,390              (21,582)
                                          Credit Default Sell
                                          Protection               48,522             (720,730)
                                          Interest Rate         6,998,000  HUF       1,714,524
                                          Volatility                   47              194,804
                                                                                 -------------
                                                                                     1,167,016
                                                                                 -------------
Citibank NA:
                                          Interest Rate         1,630,000  HUF          53,188
                                          Interest Rate         1,172,000  JPY         (63,819)
                                          Total Return              6,888  CHF         (81,589)
                                          Total Return              8,018  DKK         (28,423)
                                          Total Return             18,331  EUR        (182,730)
                                          Total Return              4,055  GBP         216,556
                                          Total Return              4,242  NOK        (140,606)
                                          Total Return             20,786  SEK          92,870
                                          Total Return             46,178             (648,287)
                                          Volatility                   32  GBP           4,489
                                          Volatility                   47              221,250
                                                                                 -------------
                                                                                      (557,101)
                                                                                 -------------
Citibank NA, New York:
                                          Credit Default Buy
                                          Protection               16,540             (403,648)
                                          Credit Default Sell
                                          Protection                5,090             (270,145)
                                          Total Return          2,104,800  JPY      (1,022,962)
                                                                                 -------------
                                                                                    (1,696,755)
                                                                                 -------------
Credit Suisse International:
                                          Credit Default Buy
                                          Protection                3,040              789,701
                                          Credit Default Sell
                                          Protection               21,330              153,780
                                          Interest Rate            23,540  BRR          (5,918)
                                          Volatility                   54  CHF         295,436
                                          Volatility                   67  NZD          27,710
                                          Volatility                   94              173,129
                                                                                 -------------
                                                                                     1,433,838
                                                                                 -------------


                  61 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Deutsche Bank AG:
                                          Credit Default Buy
                                          Protection               40,760             (803,035)
                                          Credit Default Sell
                                          Protection               33,080             (439,831)
                                          Volatility                   38  EUR              --
                                          Volatility                   32  GBP        (214,786)
                                          Volatility                  141              100,526
                                          Volatility                   47              (24,941)
                                                                                 -------------
                                                                                    (1,382,067)
                                                                                 -------------
Goldman Sachs Group, Inc. (The):
                                          Interest Rate           168,120  BRR       2,888,632
                                          Interest Rate            42,200            2,553,150
                                          Total Return             14,202  EUR        (128,836)
                                          Total Return            135,875           (6,179,453)
                                                                                 -------------
                                                                                      (866,507)
                                                                                 -------------
Goldman Sachs International               Credit Default Sell      84,253           (2,769,763)
                                                                                 -------------
                                          Protection
JPMorgan Chase Bank NA:
                                          Interest Rate            41,300  BRR       1,751,486
                                          Interest Rate            43,470  CAD       1,750,479
                                          Interest Rate         6,930,000  HUF       1,606,838
                                          Interest Rate         2,655,800  JPY        (523,463)
                                                                                 -------------
                                                                                     4,585,340
                                                                                 -------------
JPMorgan Chase Bank NA, London Branch     Credit Default Buy
                                          Protection                9,590              (24,422)
                                                                                 -------------
JPMorgan Chase Bank NA, NY Branch:
                                          Credit Default Buy
                                          Protection               16,540             (341,293)
                                          Credit Default Sell
                                          Protection                6,930             (123,980)
                                                                                 -------------
                                                                                      (465,273)
                                                                                 -------------
Morgan Stanley:
                                          Interest Rate           121,630  BRR         402,370
                                          Total Return              7,266  EUR          77,642
                                          Total Return             17,142  GBP        (803,897)
                                          Total Return             25,260             (259,097)
                                                                                 -------------
                                                                                      (582,982)
                                                                                 -------------
Morgan Stanley & Co. International Ltd.   Credit Default Sell      15,590           (1,063,660)
                                          Protection
Morgan Stanley Capital Services, Inc.     Currency                980,430  RUR      (6,877,805)
UBS AG:
                                          Credit Default Buy
                                          Protection               16,540              461,432
                                          Total Return              2,423  EUR          (8,488)
                                          Total Return             27,572              179,577
                                                                                 -------------
                                                                                       632,521
Westpac Banking Corp.                     Interest Rate            46,900  AUD      (1,936,039)
                                                                                 -------------
                                                                   Total Swaps   $ (10,261,678)
                                                                                 =============


                  62 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   Euro
GBP   British Pounds Sterling
HUF   Hungarian Forint
JPY   Japanese Yen
NOK   Norwegian Krone
NZD   New Zealand Dollar
RUR   Russian Ruble
SEK   Swedish Krona

NOTES TO STATEMENT OF INVESTMENTS

Effective June 30, 2010 the fund changed its name from Oppenheimer Strategic Income Fund to Oppenheimer Global Strategic Income Fund.

SECURITIES VALUATION.

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including


                  63 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                  64 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

                      WHEN-ISSUED OR DELAYED DELIVERY
                            BASIS TRANSACTIONS
                      -------------------------------
Purchased securities            $320,861,443
Sold securities                   97,244,486

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                 $181,673,808
Market Value                         $ 43,327,719
Market Value as a % of Net Assets            0.51%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a


                  65 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

shareholder, the Fund is subject to its proportional share of the master funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of June 30, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

PARTICIPATION IN TALF PROGRAM. The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (the "TALF Program"), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the "New York Fed"). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and Small Business Administration-guaranteed small business loans or certain commercial mortgage-backed securities ("TALF Eligible Securities"). The Fund has limited its TALF borrowings to 15% of its total assets. Loans under the TALF Program are not subject to the Fund's limitations on borrowings.

The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. Securities held in collateralized accounts to cover these loan obligations are noted in the Statement of Investments. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Except in certain limited circumstances, TALF Program loans are non-recourse, and if the Fund does not repay the loan, or if the TALF Eligible Securities pledged by the Fund default and lose some or all of their value, under the current terms of the TALF Program, the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, the Fund would generally not be liable to the New York Fed for any shortfall between the value of the securities surrendered and the outstanding amount borrowed, however, it would lose any excess in the value of the TALF Eligible Securities pledged as collateral by the Fund over the amount borrowed. The Fund has elected to record its outstanding TALF Program loans at fair value. As of period end, TALF Program Loans were priced using valuations supplied by a portfolio pricing service. The


                  66 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

methodologies used by the portfolio pricing service to value the TALF Program Loans consider, among other factors, the nonrecourse nature of the loans, the value of the underlying collateral, including prepayments and defaults on identical or similar securities, market interest rates, and the historical volatility of credit spreads on identical or similar asset-backed and commercial mortgage-backed securities.

Interest is charged to the Fund at rates based primarily on the term of each loan and the nature of the TALF Eligible Securities pledged by the Fund. The Fund also pays administrative fees on the settlement date to the New York Fed.

The Fund's participation in the TALF Program involves certain risks: TALF Eligible Securities are subject to risks of fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. The TALF Program discontinued new borrowings as of June 30, 2010 for certain commercial mortgage-backed securities and March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates. Failure to extend the TALF Program may adversely impact the values of the securities pledged under the program. The Federal Reserve may change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. Such changes may adversely affect the value of the Fund's assets and the ability of the Fund to achieve its investment objectives.

Under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are generally required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund's returns. As of June 30, 2010 the Fund's combined net unrealized appreciation/(depreciation) on securities acquired and loans executed in connection with the Fund's participation in the TALF Program was $42,714,576.

As of June 30, 2010, the Fund had the following loans outstanding:

LOAN PRINCIPAL                             COLLATERAL          LOAN INTEREST     LOAN MATURITY                  COLLATERAL
    AMOUNT        LOAN TYPE               DESCRIPTION              RATE              DATE        LOAN VALUE       VALUE
--------------  --------------   ---------------------------   -------------     -------------   ----------   --------------
                Asset-Backed     Ally Master Owner Trust
                Securities       2010-1, Asset-Backed
                                 Certificates, Series 2010-1,
$   80,840,000                   Cl. A, 2.10%, 1/15/13                 1.350%(1)       2/12/13  $ 80,108,790  $   95,342,658

                Asset-Backed     Citibank Omni Master Trust,
                Securities       Credit Card Receivables,
                                 Series 2009-A12, Cl. A12,
   206,660,520                   3.35%, 8/15/16                        2.854           9/11/12   206,436,235     230,392,440

                Asset-Backed     Ford Credit Floorplan Master
                Securities       Owner Trust 2009-2,
                                 Asset-Backed Nts., Series
    94,600,000                   2009-2, Cl. A, 1.90%, 9/15/12         1.350(1)        10/9/12    93,763,154     111,057,419

                Asset-Backed     Ford Credit Floorplan Master
                Securities       Owner Trust 2010-1,
                                 Asset-Backed Nts., Series
    59,340,000                   2010-1, Cl. A, 2%, 12/15/14           1.350(1)        1/14/13    58,746,213      69,769,529

                Asset-Backed     Ford Credit Floorplan Master
                Securities       Owner Trust 2010-3,
                                 Asset-Backed Nts., Series
                                 2010-3, Cl. A1, 4.20%,
    25,191,089                   2/15/17                               2.640           3/11/13    24,889,123      31,577,199

                Asset-Backed     GE Dealer Floorplan Master
                Securities       Note Trust, Asset-Backed
                                 Securities, Series 2009-2A,
    87,000,000                   Cl. A, 1.898%, 10/20/14               1.350(1)       11/13/12    86,000,188     100,056,300



                  67 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

LOAN PRINCIPAL                             COLLATERAL          LOAN INTEREST     LOAN MATURITY                  COLLATERAL
    AMOUNT         LOAN TYPE              DESCRIPTION               RATE             DATE        LOAN VALUE       VALUE
--------------  ---------------  ---------------------------   -------------     -------------   ----------   --------------
                Commerical       Baer Stearns Commercial
                Mortgage-Backed  Mortgage Securities, Inc.,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2004-PWR4, Cl. A3, 5.468%,
    33,205,778                   6/1/41                                3.640          10/29/14    33,171,990      41,883,456

                Commerical       Banc of America Commercial
                Mortgage-Backed  Mortgage, Inc., Commercial
                Securities       Mtg. Pass-Through
                                 Certificates, Series 2005-1,
    19,683,138                   Cl. A5, 5.313%, 11/1/42               3.640          10/29/14    19,353,549      24,895,221

                Commerical       Banc of America Commercial
                Mortgage-Backed  Mortgage, Inc., Commercial
                Securities       Mtg. Pass-Through
                                 Certificates, Series 2005-6,
    18,344,905                   Cl. A4, 5.35%, 9/1/47                 3.543          11/25/14    17,977,516      23,426,299

                Commerical       Citigroup, Inc./Deutsche
                Mortgage-Backed  Bank 2007-CD4 Commercial
                Securities       Mortgage Trust, Commercial
                                 Mtg. Pass-Through
                                 Certificates, Series
                                 2007-CD4, Cl. A2B, 5.205%,
    33,936,553                   12/11/4                               2.946           9/25/12    33,866,395      41,660,976

                Commerical       Credit Suisse First Boston
                Mortgage-Backed  Mortgage Securities Corp.,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2005-C1, Cl. A4, 5.014%,
    37,695,222                   2/1/38                                3.640          10/29/14    37,398,712      47,188,385

                Commerical       Greenwich Capital Commercial
                Mortgage-Backed  Funding Corp./Commercial
                Securities       Mortgage Trust 2007-GG9,
                                 Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2007-GG9,
    58,923,725                   Cl. A2, 5.381%, 3/10/39               2.946           9/25/12    58,923,725      72,570,667

                Commerical       JPMorgan Chase Commercial
                Mortgage-Backed  Mortgage Securities Corp.,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2005-LDP1, Cl. A4, 5.038%,
    41,909,651                   3/1/46                                3.543          11/25/14    41,463,534      53,399,250

                Commerical       ML-CFC Commercial Mortgage
                Mortgage-Backed  Trust 2006-4, Commercial
                Securities       Mtg. Pass-Through
                                 Certificates, Series 2006-4,
    17,946,802                   Cl. A2, 5.112%, 12/1/49               2.862          10/29/12    17,946,761      21,460,324

                Commerical       Morgan Stanley Capital I
                Mortgage-Backed  Trust 2003-IQ4, Commercial
                Securities       Mtg. Pass-Through
                                 Certificates, Trust
                                 2003-IQ4, Cl. A2, 4.07%,
    25,330,037                   5/1/40                                2.946           9/25/12    25,236,923      31,465,257

                Commerical       Morgan Stanley Capital I
                Mortgage-Backed  Trust 2004-TOP13, Commercial
                Securities       Mtg. Pass-Through
                                 Certificates, Trust
                                 2004-TOP13, Cl. A4, 4.66%,
    20,755,235                   9/1/45                                3.796           9/25/14    20,755,235      25,723,643


                  68 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

LOAN PRINCIPAL                             COLLATERAL          LOAN INTEREST     LOAN MATURITY                  COLLATERAL
    AMOUNT         LOAN TYPE              DESCRIPTION              RATE              DATE        LOAN VALUE       VALUE
--------------  ---------------  ---------------------------   -------------     -------------   ----------   --------------
                Commerical       Wachovia Bank Commercial
                Mortgage-Backed  Mortgage Trust 2003-C9,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2003-C9, Cl. A4, 5.012%,
    29,212,009                   12/1/35                                 2.946         9/25/12    29,118,399      37,237,801

                Commerical       Wachovia Bank Commercial
                Mortgage-Backed  Mortgage Trust 2005-C17,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2005-C17, Cl. A4, 5.083%,
    41,337,297                   3/1/42                                  3.640        10/29/14    40,853,943      52,701,116

                Commerical       Wachovia Bank Commercial
                Mortgage-Backed  Mortgage Trust 2005-C19,
                Securities       Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2005-C19, Cl. A5, 4.661%,
    17,538,726                   5/1/44                                  2.720        11/26/12    17,505,294      21,308,408

                Commerical       Wachovia Bank Commercial
                Mortgage-Backed  Mortgage Trust 2005-C22,
                Securities      Commercial Mtg. Pass-Through
                                 Certificates, Series
                                 2005-C22, Cl. A4, 5.445%,
    52,638,477                   12/1/44                                 3.543        11/25/14    52,357,316      74,077,255
--------------                                                                                  ------------  --------------
$1,002,089,164                                                                                  $995,872,995  $1,207,193,603
==============                                                                                  ============  ==============

1. Represents the current interest rate for a variable or increasing rate loan.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS.

In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK.

     Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK.

     Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK.

     Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK.

     Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK.

     Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In


                  69 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

     addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities. VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $28,717,690, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $15,579,975 as of June 30, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of June 30, 2010 the Fund has required certain counterparties to post collateral of $7,272,940.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of June 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $26,699,571, for which the Fund has posted collateral of $9,489,077. Securities held in collateralized accounts to


                  70 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

     cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of June 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to


                  71 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.


                  72 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

Written option activity for the period ended June 30, 2010 was as follows:

                                       CALL OPTIONS                  PUT OPTIONS
                               ---------------------------   ---------------------------
                                 NUMBER OF       AMOUNT OF     NUMBER OF       AMOUNT OF
                                 CONTRACTS       PREMIUMS      CONTRACTS       PREMIUMS
                               --------------   ----------   --------------   ----------
Options outstanding as of
September 30, 2009                         --   $       --               --   $       --
Options written                12,572,840,000    5,979,107    5,366,490,000    4,438,877
Options closed or expired      (1,801,670,000)  (2,531,080)  (3,556,950,000)  (1,670,857)
Options exercised              (3,337,580,000)  (1,446,419)  (1,753,430,000)  (2,196,092)
                               --------------   ----------   --------------   ----------
Options outstanding as of
June 30, 2010                   7,433,590,000   $2,001,608       56,110,000   $  571,928
                               ==============   ==========   ==============   ==========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the


                  73 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

     buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.


                  74 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

          Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

          The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

          The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING


                  75 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2010 (UNAUDITED)

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2010, the Fund had on loan securities valued at $50,839,108. Collateral of $51,883,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

UNFUNDED PURCHASE AGREEMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $32,334,316 at June 30, 2010. The following agreements are subject to funding based on the borrower's discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.

As of June 30, 2010, the Fund had unfunded purchase agreements as follows:

                                                       COMMITMENT
                                                      TERMINATION      UNFUNDED
                                                          DATE         AMOUNT
                                                      -----------   -----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.      10/23/13   $23,176,687

                                                                         COMMITMENT
                                                                          INTEREST    TERMINATION    UNFUNDED     UNREALIZED
                                                                            RATE         DATE         AMOUNT     DEPRECIATION
                                                                         ----------   -----------   ----------   ------------
Deutsche Bank AG; An unfunded agreement that Oppenheimer receives
0.125% quarterly; and will pay out, upon request, up to 9,157,629 USD to a Peruvian Trust through Deutsche Bank's Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the fund to maintain a
consistent exposure level.                                                  0.50%       9/20/10     $9,157,629      $24,472


FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 9,823,819,416
Federal tax cost of other investments                   1,734,774,014
                                                      ---------------
Total federal tax cost                                $11,558,593,430
                                                      ===============

Gross unrealized appreciation                         $   556,457,246
Gross unrealized depreciation                            (740,502,392)
                                                      ---------------
Net unrealized depreciation                           $  (184,045,146)
                                                      ===============


                  76 | Oppenheimer Global Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010